UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices) (Zip Code)

Paul J. Battaglia 290 Woodcliff Drive, Fairport, NY 14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2020 through June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:

Reports to Stockholders.

  Manning & Napier Fund, Inc.

  Real Estate Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 850.40	$5.06	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Class I
Actual	$1,000.00	$ 852.50	$3.92	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class W
Actual	$1,000.00	$ 854.90	$0.46	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%
Class Z
Actual	$1,000.00	$ 851.40	$3.22	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Real Estate Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

Top Ten Stock Holdings[2]
Equinix, Inc.	11.6%	AvalonBay Communities, Inc.	3.1%
Prologis, Inc.	8.5%	Crown Castle International Corp.	2.9%
Digital Realty Trust, Inc.	4.1%	Camden Property Trust	2.8%
Invitation Homes, Inc.	3.9%	Equity LifeStyle Properties, Inc.	2.7%
Sun Communities, Inc.	3.7%	Public Storage	2.7%

2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.7%

Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 2.9%
Hilton Worldwide Holdings, Inc.	40,830	$2,998,963
Wyndham Hotels & Resorts, Inc.	87,728	3,738,967
Total Consumer Discretionary		6,737,930
Information Technology - 0.9%
IT Services - 0.9%
Switch, Inc. - Class A	116,128	2,069,401
Real Estate - 95.9%
REITS - Diversified - 0.4%
STORE Capital Corp.	43,400	1,033,354
REITS - Health Care - 7.8%
Community Healthcare Trust, Inc.	78,570	3,213,513
Healthcare Realty Trust, Inc.	55,830	1,635,261
Healthcare Trust of America, Inc. - Class A	59,250	1,571,310
Healthpeak Properties, Inc.	188,330	5,190,375
Physicians Realty Trust	104,420	1,829,438
Welltower, Inc.	88,546	4,582,256
		18,022,153
REITS - Hotel & Resort - 1.0%
Host Hotels & Resorts, Inc.	113,519	1,224,870
Sunstone Hotel Investors, Inc.	135,130	1,101,310
		2,326,180
REITS - Industrial - 19.0%
Americold Realty Trust	158,820	5,765,166
Duke Realty Corp.	131,401	4,650,281
EastGroup Properties, Inc.	15,767	1,870,124
First Industrial Realty Trust, Inc.	90,795	3,490,160
Prologis, Inc.	208,584	19,467,145
Rexford Industrial Realty, Inc.	112,035	4,641,610
STAG Industrial, Inc.	76,420	2,240,634
Terreno Realty Corp	34,630	1,822,923
		43,948,043
REITS - Office - 10.2%
Alexandria Real Estate Equities, Inc.	17,260	2,800,435
Boston Properties, Inc.	15,364	1,388,598
Brandywine Realty Trust	249,930	2,721,738
Cousins Properties, Inc.	192,282	5,735,772
Douglas Emmett, Inc.	122,770	3,764,128
Hibernia REIT plc (Ireland)	1,606,740	2,028,511

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Office (continued)
Kilroy Realty Corp.	85,959	$5,045,793
		23,484,975
REITS - Residential - 27.9%
American Campus Communities, Inc.	135,469	4,735,996
American Homes 4 Rent - Class A	229,360	6,169,784
Apartment Investment & Management Co. - Class A	100,406	3,779,282
AvalonBay Communities, Inc.	46,345	7,166,791
Camden Property Trust	71,710	6,541,386
Equity LifeStyle Properties, Inc.	101,295	6,328,912
Equity Residential	59,480	3,498,614
Essex Property Trust, Inc.	9,342	2,140,906
Invitation Homes, Inc.	322,805	8,886,822
Mid-America Apartment Communities, Inc.	41,250	4,730,137
Sun Communities, Inc.	62,560	8,488,141
UDR, Inc.	51,901	1,940,059
		64,406,830
REITS - Retail - 5.0%
Agree Realty Corp.	48,553	3,190,418
Getty Realty Corp.	84,100	2,496,088
Realty Income Corp.	36,165	2,151,818
Regency Centers Corp.	38,975	1,788,563
Urban Edge Properties	156,650	1,859,436
		11,486,323
REITS - Specialized - 24.6%
CoreSite Realty Corp.	8,715	1,055,038
Crown Castle International Corp.	39,415	6,596,100
Digital Realty Trust, Inc.	65,674	9,332,932
Equinix, Inc.	38,126	26,775,890
Extra Space Storage, Inc.	16,775	1,549,507
Jernigan Capital, Inc.	161,080	2,203,574
Lamar Advertising Co. - Class A	24,500	1,635,620
Life Storage, Inc.	15,050	1,428,997
Public Storage	32,700	6,274,803
		56,852,461
Total Real Estate		221,560,319
TOTAL COMMON STOCKS
(Identified Cost $212,785,786)		230,367,650

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2020

(unaudited)

VALUE (NOTE 2)
TOTAL INVESTMENTS - 99.7%
(Identified Cost $212,785,786)	$230,367,650
OTHER ASSETS, LESS LIABILITIES - 0.3%	730,080
NET ASSETS - 100%	$231,097,730

REITS - Real Estate Investment Trusts

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $212,785,786) (Note 2)	$230,367,650
Receivable for securities sold	1,754,901
Dividends receivable	644,494
Receivable for fund shares sold	78,644
Foreign tax reclaims receivable	11,525
Prepaid expenses	35,598

TOTAL ASSETS	232,892,812

LIABILITIES:

Due to Custodian	1,511,338
Accrued management fees (Note 3)	45,690
Accrued fund accounting and administration fees (Note 3)	25,772
Accrued sub-transfer agent fees (Note 3)	25,262
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	8,103
Accrued Chief Compliance Officer service fees (Note 3)	747
Payable for fund shares repurchased	120,043
Other payables and accrued expenses	58,127

TOTAL LIABILITIES	1,795,082

TOTAL NET ASSETS	$231,097,730

NET ASSETS CONSIST OF:

Capital stock	$202,273
Additional paid-in-capital	213,314,474
Total distributable earnings (loss)	17,580,983

TOTAL NET ASSETS	$231,097,730

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($38,682,787/ 2,789,156 shares)	$13.87

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($32,165,848/5,860,999 shares)	$5.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($159,741,681/11,484,957 shares)	$13.91

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($507,414/92,223 shares)	$5.50

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $8,558)	$4,226,740

EXPENSES:

Management fees (Note 3)	768,596
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	58,307
Sub-transfer agent fees (Note 3)	57,549
Fund accounting and administration fees (Note 3)	38,918
Directors’ fees (Note 3)	14,760
Chief Compliance Officer service fees (Note 3)	1,525
Custodian fees	8,463
Miscellaneous	112,099

Total Expenses	1,060,217
Less reduction of expenses (Note 3)	(541,347)

Net Expenses	518,870

NET INVESTMENT INCOME	3,707,870

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-Investments	(7,472,854)
Foreign currency and translation of other assets and liabilities	(458)
(7,473,312)
Net change in unrealized appreciation (depreciation) on-Investments	(42,050,669)
Foreign currency and translation of other assets and liabilities	93,505
(41,957,164)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(49,430,476)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,722,606)

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,707,870	$5,851,609
Net realized gain (loss) on investments and foreign currency	(7,473,312)	15,584,064
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(41,957,164)	54,145,860

Net increase (decrease) from operations	(45,722,606)	75,581,533

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	—	(2,082,294)
Class I	—	(4,713,102)
Class W	—	(8,513,530)
Class Z	—	(50,026)

Total distributions to shareholders	—	(15,358,952)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(25,039,496)	(23,194,930)

Net increase (decrease) in net assets	(70,762,102)	37,027,651

NET ASSETS:

Beginning of period	301,859,832	264,832,181

End of period	$231,097,730	$301,859,832

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19		12/31/18	12/31/17		12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.31	$13.09		$14.93	$14.48		$14.15	$15.46

Income (loss) from investment operations:
Net investment income[1]	0.16	0.15		0.26	0.24		0.22	0.24
Net realized and unrealized gain (loss) on investments	(2.60)	3.65		(1.24)	1.02		0.88	0.34

Total from investment operations	(2.44)	3.80		(0.98)	1.26		1.10	0.58
Less distributions to shareholders:
From net investment income	—	(0.16)		(0.21)	(0.25)		(0.27)	(0.24)
From net realized gain on investments	—	(0.42)		(0.63)	(0.56)		(0.50)	(1.65)
From return of capital	—	—		(0.02)	—		—	—

Total distributions to shareholders	—	(0.58)		(0.86)	(0.81)		(0.77)	(1.89)

Net asset value - End of period	$13.87	$16.31		$13.09	$14.93		$14.48	$14.15

Net assets - End of period (000’s omitted)	$38,683	$59,923		$214,722	$271,496		$278,322	$217,216

Total return[2]	(14.96%)	29.14%[3]		(6.73%)	8.66%		7.91%	4.14%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%[4]	1.11%		1.11%	1.10%		1.09%	1.09%
Net investment income	2.13%[4]	1.02%		1.82%	1.58%		1.47%	1.54%
Series portfolio turnover	35%	24%		44%	42%		46%	57%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03% [4]	0.00%	[5]	N/A	0.00%	[5]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 29.06%.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.44	$5.50	$6.81	$7.03	$7.26	$8.86

Income (loss) from investment operations:
Net investment income[1]	0.07	0.11	0.14	0.14	0.11	0.16
Net realized and unrealized gain (loss) on investments	(1.02)	1.49	(0.55)	0.49	0.47	0.17

Total from investment operations	(0.95)	1.60	(0.41)	0.63	0.58	0.33
Less distributions to shareholders:
From net investment income	—	(0.24)	(0.24)	(0.29)	(0.31)	(0.28)
From net realized gain on investments	—	(0.42)	(0.63)	(0.56)	(0.50)	(1.65)
From return of capital	—	—	(0.03)	—	—	—

Total distributions to shareholders	—	(0.66)	(0.90)	(0.85)	(0.81)	(1.93)

Net asset value - End of period	$5.49	$6.44	$5.50	$6.81	$7.03	$7.26

Net assets - End of period (000’s omitted)	$32,166	$50,025	$50,111	$47,074	$26,300	$50,249

Total return[2]	(14.75%)	29.31%	(6.41%)	8.85%	8.17%	4.43%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%[3]	0.84%	0.86%	0.85%	0.84%	0.84%
Net investment income	2.41%[3]	1.62%	2.12%	1.95%	1.50%	1.81%
Series portfolio turnover	35%	24%	44%	42%	46%	57%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%[3,4]	N/A	N/A	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)		FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$16.27		$14.76

Income (loss) from investment operations:
Net investment income[2]	0.23		0.35
Net realized and unrealized gain (loss) on investments	(2.59)		1.91

Total from investment operations	(2.36)		2.26
Less distributions to shareholders:
From net investment income	—		(0.33)
From net realized gain on investments	—		(0.42)

Total distributions to shareholders	—		(0.75)

Net asset value - End of period	$13.91		$16.27

Net assets - End of period (000’s omitted)	$159,742		$191,373

Total return[3]	(14.51%	)	15.43%[4]
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.10%		0.10%
Net investment income[5]	3.23%		2.58%
Series portfolio turnover	35%		24%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:[5]:

	0.64%		0.62%

1 Commencement of operations.

2 Calculated based on average shares outstanding during the period.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 15.36%.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)		FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.46		$6.21

Income (loss) from investment operations:
Net investment income[2]	0.08		0.08
Net realized and unrealized gain (loss) on investments	(1.04)		0.84

Total from investment operations	(0.96)		0.92
Less distributions to shareholders:
From net investment income	—		(0.25)
From net realized gain on investments	—		(0.42)

Total distributions to shareholders	—		(0.67)

Net asset value - End of period	$5.50		$6.46

Net assets - End of period (000’s omitted)	$507		$539

Total return[3]	(14.86%	)	14.98%[4]
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.70%		0.70%
Net investment income[5]	2.65%		1.42%
Series portfolio turnover	35%		24%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:[5]:

	0.04%		0.02%

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 14.62%.

5 Annualized.

The accompanying notes are an integral part of the financial statements.

12

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Real Estate Series Class I common stock, Real Estate Series Class S common stock and Real Estate Series Class Z common stock and 75 million have been designated as Real Estate Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,737,930	$6,737,930	$—	$—
Information Technology	2,069,401	2,069,401	—	—
Real Estate*	221,560,319	219,531,808	2,028,511	—
Total assets	$230,367,650	$228,339,139	$2,028,511	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $502,333 in management fees for Class W for the six month period ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $6,843, $927, $31,154 and $90 for Class S, Class I, Class W and Class Z, respectively, for the six month period ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six month period ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of June 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023
Class S	$6,660	$6,843
Class I	—	927
Class W	32,160	31,154
Class Z	382	90

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $89,741,547 and $108,428,473, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE YEAR ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	354,383	$5,020,325	730,886	$11,290,209
Reinvested	—	—	126,718	2,016,087
Repurchased	(1,240,275)	(16,372,416)	(13,580,492)	(201,560,930)
Total	(885,892)	$(11,352,091)	(12,722,888)	$(188,254,634)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE YEAR ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,251,809	$7,204,928	3,862,253	$25,033,978
Reinvested	—	—	708,353	4,455,539
Repurchased	(3,152,870)	(16,103,720)	(5,917,378)	(37,598,078)
Total	(1,901,061)	$(8,898,792)	(1,346,772)	$(8,108,561)

17

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	819,210	$10,859,437	13,695,504	$203,620,504
Reinvested	—	—	520,176	8,255,204
Repurchased	(1,096,484)	(15,695,939)	(2,453,449)	(38,939,976)
Total	(277,274)	$(4,836,502)	11,762,231	$172,935,732

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	11,040	$62,933	520,511	$3,286,106
Reinvested	—	—	7,871	49,584
Repurchased	(2,387)	(15,044)	(444,812)	(3,103,157)
Total	8,653	$47,889	83,570	$232,533

Approximately 69% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. At June 30, 2020, the Advisor and its affiliates owned less than 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

18

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Ordinary income	$7,071,573
Long-term capital gains	$8,287,379

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$213,382,176
Unrealized appreciation	34,666,588
Unrealized depreciation	(17,681,114)
Net unrealized appreciation	$16,985,474

11.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

19

Real Estate Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

20

Real Estate Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

21

Real Estate Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

22

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/20-SAR

  Manning & Napier Fund, Inc.

  Diversified Tax Exempt Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Diversified Tax Exempt Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$1,038.90	$3.09	0.61%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.83	$3.07	0.61%
Class W
Actual	$1,000.00	$1,040.80	$0.56	0.11%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.32	$0.55	0.11%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2020
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

Top Ten States[2]
New York	18.6%	Florida	5.3%
Maryland	8.7%	Washington	4.6%
Ohio	7.1%	North Carolina	4.0%
Texas	5.7%	Oregon	3.5%
District of Columbia	5.3%	Arizona	3.4%

2As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 98.1%

ALABAMA - 1.3%

Birmingham Water Works Board, Water Utility Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2031	Aa2	$1,715,000	$2,061,173
Cullman Utilities Board Water Division, Revenue Bond, AGM[2]	4.000%	9/1/2025	A1	1,000,000	1,146,740
					3,207,913

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	500,000	535,860

ARIZONA - 3.4%

Gilbert, Public Impt., G.O. Bond	5.000%	7/1/2021	Aaa	800,000	837,824
Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A3	1,000,000	1,170,190
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,194,984
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,415,676
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,596,858
Pima County Sewer System, Unrefunded Balance, Series B, Revenue Bond	5.000%	7/1/2022	AA3	530,000	554,624
Scottsdale, Water & Sewer, Revenue Bond	5.250%	7/1/2022	Aaa	1,130,000	1,241,531
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA3	460,000	465,253
					8,476,940

ARKANSAS - 0.6%

Arkansas State, Highway Impt., G.O. Bond	5.000%	6/15/2021	Aa1	525,000	548,667
Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA3	1,000,000	1,013,690
					1,562,357

COLORADO - 2.8%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA3	2,000,000	2,226,340
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AAA[3]	1,000,000	1,256,260
Denver, Public Impt., Series C, G.O. Bond	5.000%	8/1/2021	Aaa	1,785,000	1,876,428
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond	5.000%	9/1/2026	A2	1,000,000	1,241,060
Garfield Pitkin & Eagle Counties School District No. 1 Roaring Fork, Prerefunded Balance, G.O. Bond	5.000%	12/15/2024	Aa2	500,000	533,965
					7,134,053

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA - 5.3%
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	$900,000	$1,072,665
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	1,000,000	1,104,390
District of Columbia Water & Sewer Authority, Sewer Impt., Series A, Revenue Bond	4.000%	10/1/2049	Aa2	2,000,000	2,321,560
District of Columbia, Public Impt., Series A, G.O. Bond	5.000%	6/1/2022	Aaa	1,385,000	1,510,246
District of Columbia, Public Impt., Series A, G.O. Bond	4.000%	10/15/2044	Aaa	2,750,000	3,224,595
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2022	Aaa	1,250,000	1,363,037
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	940,537
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	1,000,000	1,243,330
District of Columbia, Series A, Revenue Bond	5.000%	12/1/2021	Aa1	515,000	549,577
					13,329,937

FLORIDA - 5.3%

Central Florida Expressway Authority, Senior Lien, Revenue Bond	5.000%	7/1/2024	A1	500,000	574,205
Central Florida Expressway Authority, Senior Lien, Revenue Bond	5.000%	7/1/2027	A1	500,000	616,210
Florida State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2048	Aaa	2,000,000	2,297,840
Florida State, Series B, G.O. Bond	5.000%	6/1/2024	Aaa	930,000	1,096,749
Fort Lauderdale, Water & Sewer, Revenue Bond	4.000%	3/1/2026	Aa1	1,180,000	1,337,070
Lee County, Water & Sewer, Series B, Revenue Bond	5.000%	10/1/2021	Aa2	750,000	794,138
Miami Beach, Water & Sewer, Revenue Bond	5.000%	9/1/2047	Aa3	1,400,000	1,686,986
Miami-Dade County, Water & Sewer, Revenue Bond .	5.000%	10/1/2023	Aa3	2,000,000	2,300,380
Miami-Dade County, Water & Sewer, Sewer Impt., Series B, Revenue Bond	4.000%	10/1/2049	Aa3	1,000,000	1,158,040
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2021	Aa2	800,000	847,080
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	574,325
					13,283,023

GEORGIA - 2.0%

Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2036	Aa2	525,000	573,064

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Atlanta, Water & Wastewater System, Revenue Bond	3.000%	11/1/2037	Aa2	$555,000	$602,247
Forsyth County, Water & Sewerage Authority, Revenue Bond	5.000%	4/1/2026	Aaa	760,000	891,244
Georgia State, Series C, G.O. Bond	5.000%	7/1/2028	Aaa	2,295,000	2,962,730
					5,029,285

HAWAII - 1.5%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,989,942
Honolulu County, Public Impt., Series C, G.O. Bond	3.000%	8/1/2040	Aa1	500,000	537,235
Honolulu County, Transit Impt., G.O. Bond	4.000%	9/1/2042	Aa1	600,000	704,040
Honolulu County, Transit Impt., G.O. Bond	4.000%	9/1/2043	Aa1	420,000	491,681
					3,722,898

ILLINOIS - 1.4%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA3	500,000	527,230
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA3	625,000	670,587
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,368,820
					3,566,637

IOWA - 1.5%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,311,000
Dallas County, Series A, G.O. Bond	3.000%	6/1/2021	Aaa	980,000	1,004,402
Johnston, Public Impt., Series A, G.O. Bond	5.000%	6/1/2023	AA3	520,000	589,872
					3,905,274

KANSAS - 0.2%

Johnson County Water District No. 1, Water Utility Impt., Series B, Revenue Bond	5.000%	7/1/2021	Aaa	585,000	612,659

LOUISIANA - 0.4%

New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A3	600,000	624,528
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM	3.000%	12/1/2022	A2	300,000	317,823
					942,351

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MAINE - 1.0%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	$570,000	$598,215
Maine Turnpike Authority, Highway Impt., Revenue Bond, AGM	5.250%	7/1/2021	Aa3	500,000	524,370
Portland, School Impt., G.O. Bond	5.000%	10/1/2021	Aa1	1,370,000	1,450,803
					2,573,388

MARYLAND - 8.7%

Baltimore County, G.O. Bond	5.000%	3/1/2023	Aaa	665,000	747,859
Baltimore County, G.O. Bond	5.000%	3/1/2024	Aaa	730,000	852,903
Baltimore County, Public Impt., G.O. Bond	5.000%	3/1/2021	Aaa	450,000	464,197
Baltimore, Sewer Impt., Series A, Revenue Bond	4.000%	7/1/2044	Aa2	2,000,000	2,314,640
Baltimore, Sewer Impt., Series C, Revenue Bond	5.000%	7/1/2026	Aa2	815,000	1,015,653
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2036	A1	765,000	891,179
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2037	A1	555,000	644,394
Maryland, School Impt., First Series, G.O. Bond	4.000%	6/1/2027	Aaa	2,000,000	2,249,960
Maryland, School Impt., Series A, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,051,340
Maryland, School Impt., Series A, G.O. Bond	5.000%	3/15/2028	Aaa	3,000,000	3,835,620
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	3,092,427
Prince George’s County, Public Impt., Series B, G.O. Bond	5.000%	7/15/2022	Aaa	1,615,000	1,769,652
Washington Suburban Sanitary Commission, Water Utility Impt., Prerefunded Balance, Revenue Bond	3.000%	6/1/2022	Aaa	2,885,000	2,956,836
					21,886,660

MASSACHUSETTS - 2.8%

Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,408,993
Massachusetts, Series B, G.O. Bond	5.000%	7/1/2024	Aa1	410,000	485,120
Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,011,700
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,154,320
					7,060,133

MICHIGAN - 0.3%

Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA3	820,000	867,617

MINNESOTA - 0.9%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,376,880

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MISSOURI - 1.9%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	$750,000	$862,432
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,232,400
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond	5.000%	1/1/2027	A2	1,410,000	1,759,976
					4,854,808

NEBRASKA - 0.3%

Omaha, Public Impt., Series A, G.O. Bond	2.500%	1/15/2023	Aa2	760,000	800,531

NEVADA - 0.6%

Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	1,155,000	1,427,984

NEW MEXICO - 1.4%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,365,850
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,277,440
					3,643,290

NEW YORK - 18.5%

Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond	4.750%	11/15/2045	A2	2,000,000	2,217,620
New York City Transitional Finance Authority, Building Aid, Series S-4A, Revenue Bond	5.000%	7/15/2023	Aa2	645,000	733,107
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2026	Aa1	1,000,000	1,159,220
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,383,325
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,113,490
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,349,485
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,617,670
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2042	Aa1	1,255,000	1,420,145

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York City, Public Impt., Subseries F-3, G.O. Bond	5.000%	12/1/2024	Aa1	$825,000	$979,028
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,272,100
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,272,100
New York City, Series D, G.O. Bond	5.000%	8/1/2025	Aa1	700,000	775,761
New York City, Series J, G.O. Bond	5.000%	8/1/2023	Aa1	950,000	1,079,248
New York State Dormitory Authority, Public Impt., Series C, Revenue Bond	5.000%	3/15/2023	Aa1	2,000,000	2,248,200
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,000,000	3,381,000
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	984,657
New York State Dormitory Authority, School Impt., Unrefunded Balance, Series E, Revenue Bond	5.000%	3/15/2048	AA3	3,000,000	3,679,590
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	420,000
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2026	Aa1	1,025,000	1,182,399
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	2,950,000	3,391,586
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	857,703
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,130,156
					46,647,590

NORTH CAROLINA - 4.0%

Charlotte, Series A, G.O. Bond	5.000%	8/1/2022	Aaa	615,000	675,768
Charlotte, Series A, G.O. Bond	4.000%	6/1/2025	Aaa	3,510,000	4,112,105
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,307,040
Mecklenburg County, Series A, G.O. Bond	5.000%	12/1/2024	Aaa	2,000,000	2,402,380
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA3	580,000	586,658
					10,083,951

OHIO - 7.1%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,036,841
Brecksville-Broadview Heights City School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2048	Aa2	1,000,000	1,158,770
Cincinnati Water System, Series A, Revenue Bond	4.000%	12/1/2025	Aaa	625,000	738,925

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO (continued)

Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	$500,000	$634,160
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,236,710
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	620,838
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM	4.000%	10/1/2041	A1	1,235,000	1,412,840
Mason, Recreational Facility Impt., Series A, G.O. Bond	3.000%	12/1/2023	Aaa	595,000	645,742
Mason, Recreational Facility Impt., Series B, G.O. Bond	1.500%	12/1/2020	Aaa	640,000	643,386
Mason, Recreational Facility Impt., Series B, G.O. Bond	2.000%	12/1/2023	Aaa	680,000	713,810
Mentor, G.O. Bond	5.000%	12/1/2021	AA3	810,000	862,358
Middletown City School District, School Impt., Prerefunded Balance, G.O. Bond	5.250%	12/1/2040	AA3	1,000,000	1,117,680
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	3.000%	11/15/2040	Aa1	2,080,000	2,237,165
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	4.000%	11/15/2043	Aa1	1,565,000	1,797,731
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	771,810
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	648,241
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	621,407
					17,898,414

OKLAHOMA - 0.4%

Tulsa Metropolitan Utility Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	4/1/2025	Aa1	1,020,000	1,114,982

OREGON - 3.5%

Metro, Recreational Facility Impt., Series A, G.O. Bond	5.000%	6/1/2023	Aaa	825,000	898,582
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	215,000	215,000
Oregon State, Public Impt., Series K, G.O. Bond	5.000%	8/1/2023	Aa1	575,000	658,174
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	5,038,960
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	1,048,800
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, G.O. Bond	4.000%	6/15/2021	Aa1	1,000,000	1,035,570
					8,895,086

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA - 1.9%

Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	4.000%	12/1/2035	A1	$1,200,000	$1,362,660
Montgomery County, Series C, G.O. Bond	5.000%	9/1/2024	Aaa	1,155,000	1,374,000
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,359,024
Pennsylvania Turnpike Commission, Series A-2, Revenue Bond	5.000%	6/1/2028	A3	590,000	698,236
					4,793,920

SOUTH CAROLINA - 1.2%

Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	628,785
Lexington County, Series A, G.O. Bond	5.000%	2/1/2025	Aaa	700,000	844,480
Lexington County, Series A, G.O. Bond	5.000%	2/1/2026	Aaa	1,325,000	1,645,597
					3,118,862

TENNESSEE - 2.1%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,181,702
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	874,424
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	769,106
Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	1,095,000	1,214,541
Robertson County, G.O. Bond	5.000%	6/1/2025	AA3	1,000,000	1,209,230
					5,249,003

TEXAS - 5.7%

Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	554,080
Dallas Independent School District, G.O. Bond	5.000%	8/15/2029	Aaa	500,000	547,620
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	684,186
Houston Combined Utility System, Water & Sewer, Series B, Revenue Bond	4.000%	11/15/2044	Aa2	1,000,000	1,182,890
Mansfield Independent School District, Unrefunded Balance, Series B, G.O. Bond	4.000%	2/15/2028	Aaa	505,000	515,918
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,077,280
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	570,875

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2027	A1	$2,000,000	$2,410,300
San Antonio Electric & Gas, Junior Lien, Revenue Bond	4.000%	2/1/2038	Aa2	1,000,000	1,163,610
San Antonio Electric & Gas, Revenue Bond	5.000%	2/1/2025	Aa1	1,000,000	1,096,170
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	500,000	621,695
San Antonio Water System, Junior Lien, Series A, Revenue Bond	4.000%	5/15/2040	Aa2	2,000,000	2,320,200
San Antonio Water System, Junior Lien, Series C, Revenue Bond	5.000%	5/15/2027	Aa2	800,000	1,003,192
Texas City Independent School District, School Impt., G.O. Bond	5.000%	8/15/2021	Aaa	500,000	525,780
					14,273,796

UTAH - 0.2%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA3	500,000	614,790

VIRGINIA - 1.8%

Fairfax County, Water & Sewer System, Series A, Revenue Bond	4.000%	7/15/2021	Aaa	1,240,000	1,288,087
Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2021	Aa2	500,000	531,665
Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA3	2,000,000	2,595,140
					4,414,892

WASHINGTON - 4.6%

King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,180,060
King County, Water & Sewer, Revenue Bond	4.000%	7/1/2045	Aa1	2,000,000	2,162,380
King County, Water & Sewer, Series B, Revenue Bond	5.000%	7/1/2027	Aa1	1,000,000	1,177,990
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,781,306
Washington State, School Impt., Series A, G.O. Bond	5.000%	8/1/2029	Aaa	2,500,000	3,205,475
					11,507,211

WISCONSIN - 3.3%

Kenosha, G.O. Bond	2.500%	9/1/2024	Aa2	1,000,000	1,082,170
Madison Water Utility, Series A, Revenue Bond	5.000%	1/1/2027	Aa2	1,045,000	1,327,683

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE		MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN (continued)

Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%		6/1/2031	A3	$1,000,000	$1,081,660
Wisconsin State Environmental Improvement Fund, Sewer Impt., Series A, Revenue Bond	5.000%		6/1/2022	AAA[3]	750,000	817,672
Wisconsin State, Series 3, G.O. Bond	5.000%		11/1/2025	Aa1	2,900,000	3,202,934
Wisconsin State, Series 4, G.O. Bond	5.000%		5/1/2026	Aa1	685,000	813,992
						8,326,111

TOTAL MUNICIPAL BONDS
(Identified Cost $238,139,136)						247,739,086

U.S. GOVERNMENT AGENCIES - 0.4%

Other Agencies - 0.4%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%		11/25/2033		495,136	559,420
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%		1/25/2036		488,180	552,308
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $998,961)						1,111,728

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $2,154,388)	0.85	%4			2,154,388	2,154,388
TOTAL INVESTMENTS - 99.4%
(Identified Cost $241,292,485)						251,005,202
OTHER ASSETS, LESS LIABILITIES - 0.6%						1,466,044
NET ASSETS - 100%						$252,471,246

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Represents a security purchased on a when-issued basis.

3Credit ratings from S&P (unaudited).

4Rate shown is the current yield as of June 30, 2020.

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Statement of Assets and Liabilities
June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $241,292,485) (Note 2)	$251,005,202
Interest receivable	2,664,331
Dividends receivable	142
Prepaid expenses	21,428

TOTAL ASSETS	253,691,103

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	30,525
Accrued management fees (Note 3)	2,365
Accrued Chief Compliance Officer service fees (Note 3)	747
Payable for securities purchased	1,148,040
Other payables and accrued expenses	38,180

TOTAL LIABILITIES	1,219,857

TOTAL NET ASSETS	$252,471,246

NET ASSETS CONSIST OF:

Capital stock	$218,918
Additional paid-in-capital	240,521,898
Total distributable earnings (loss)	11,730,430

TOTAL NET ASSETS	$252,471,246

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($3,232,048/280,537 shares)	$11.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($249,239,198/21,611,248 shares)	$11.53

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Statement of Operations
For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$2,239,466
Dividends	37,250

Total Investment Income	2,276,716

EXPENSES:

Management fees (Note 3)	570,452
Fund accounting and administration fees (Note 3)	38,413
Directors’ fees (Note 3)	12,990
Chief Compliance Officer service fees (Note 3)	1,525
Custodian fees	5,784
Miscellaneous	63,574

Total Expenses	692,738
Less reduction of expenses (Note 3)	(560,581)

Net Expenses	132,157

NET INVESTMENT INCOME	2,144,559

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,299,621
Net change in unrealized appreciation (depreciation) on investments	3,991,901

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,291,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,436,081

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,144,559	$4,966,558
Net realized gain (loss) on investments	1,299,621	2,988,246
Net change in unrealized appreciation (depreciation) on investments	3,991,901	6,471,799

Net increase from operations	7,436,081	14,426,603

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(16,001)	(258,792)
Class W	(1,656,358)	(6,689,944)

Total distributions to shareholders	(1,672,359)	(6,948,736)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	52,977,313	(111,561,252)

Net increase (decrease) in net assets	58,741,035	(104,083,385)

NET ASSETS:

Beginning of period	193,730,211	297,813,596

End of period	$252,471,246	$193,730,211

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.14	$10.90	$10.98	$10.86	$11.07	$11.00

Income (loss) from investment operations:
Net investment income[1]	0.08	0.17	0.15	0.13	0.11	0.09
Net realized and unrealized gain (loss) on investments	0.35	0.39	(0.08)	0.13	(0.20)	0.08

Total from investment operations	0.43	0.56	0.07	0.26	(0.09)	0.17

Less distributions to shareholders:
From net investment income	(0.05)	(0.20)	(0.15)	(0.14)	(0.12)	(0.10)
From net realized gain on investments	—	(0.12)	—	—	—	—

Total distributions to shareholders	(0.05)	(0.32)	(0.15)	(0.14)	(0.12)	(0.10)

Net asset value - End of period	$11.52	$11.14	$10.90	$10.98	$10.86	$11.07

Net assets - End of period (000’s omitted)	$3,232	$4,394	$297,814	$278,329	$316,386	$358,584

Total return[2]	3.89%	5.10%	0.65%	2.37%	(0.83% )	1.51%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.61%[3]	0.58%	0.59%	0.58%	0.57%	0.57%
Net investment income	1.44%[3]	1.62%	1.42%	1.22%	1.01%	0.80%
Series portfolio turnover	31%	29%	12%	4%	16%	33%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19 TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.15	$11.01

Income from investment operations:
Net investment income[1]	0.11	0.20
Net realized and unrealized gain (loss) on investments	0.34	0.31

Total from investment operations	0.45	0.51

Less distributions to shareholders:
From net investment income	(0.07)	(0.25)
From net realized gain on investments	—	(0.12)

Total distributions to shareholders	(0.07)	(0.37)

Net asset value - End of period	$11.53	$11.15

Net assets - End of period (000’s omitted)	$249,239	$189,336

Total return[2]	4.08%	4.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*[3]	0.11%	0.11%
Net investment income[3]	1.89%	2.14%
Series portfolio turnover	31%	29%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[3]:
	0.50%	0.50%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair

18

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$247,739,086	$—	$247,739,086	$—
U.S. Treasury and other U.S. Government agencies	1,111,728	—	1,111,728	—
Short-Term Investment	2,154,388	2,154,388	—	—
Total assets	$251,005,202	$2,154,388	$248,850,814	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the series as of January 1, 2020 on a modified retrospective basis. The cost basis of the securities on January 1, 2020 has been decreased by $9,056. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30,

19

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

20

Diversified Tax Exempt Series

Notes to Financial Statements (continued)
(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $560,581 in management fees for Class W shares for the six months ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $114,844,614 and $57,809,927, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $6,005,376 and $8,012,303, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE YEAR ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	80,344	$871,853	604,801	$6,700,600
Reinvested	1,371	15,485	22,708	251,634
Repurchased	(195,503)	(2,215,589)	(27,558,330)	(303,551,588)
Total	(113,788)	$(1,328,251)	(26,930,821)	$(296,599,354)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,242,633	$105,985,305	27,664,974	$304,969,924
Reinvested	123,699	1,400,356	541,092	6,036,584
Repurchased	(4,741,147)	(53,080,097)	(11,220,003)	(125,968,406)
Total	4,625,185	$54,305,564	16,986,063	$185,038,102

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

 21

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Ordinary income	$ 941,373
Tax exempt income	$4,853,907
Long-term capital gains	$1,153,456

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$241,292,485
Unrealized appreciation	9,739,573
Unrealized depreciation	(26,856)
Net unrealized appreciation	$9,712,717

9.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

 22

Diversified Tax Exempt Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

 23

Diversified Tax Exempt Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

 24

Diversified Tax Exempt Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

 25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/20-SAR

  Manning & Napier Fund, Inc.

  New York Tax Exempt Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$1,027.60	$3.38	0.67%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.37	0.67%
Class W
Actual	$1,000.00	$1,030.60	$0.86	0.17%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.02	$0.86	0.17%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 96.1%

Albany County, Nursing Homes, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/15/2026	AA2	$375,000	$472,819
Amherst Central School District, G.O. Bond	5.000%	6/15/2026	Aa3	200,000	248,688
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	755,852
Bath Central School District, G.O. Bond	4.000%	6/15/2025	Aa3	750,000	880,305
Beacon City School District, G.O. Bond	2.000%	6/15/2024	Aa3	390,000	408,115
Briarcliff Manor, Public Impt., G.O. Bond	5.000%	2/1/2023	AAA[2]	400,000	449,764
Brighton Central School District, G.O. Bond	2.125%	6/15/2025	Aa2	500,000	527,385
Brookhaven, Public Impt., Recreational Facility Impt., G.O. Bond	4.000%	3/15/2025	AAA[2]	400,000	451,376
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond	2.250%	5/15/2024	Aa2	500,000	527,435
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond	2.250%	5/15/2026	Aa2	500,000	531,915
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	321,213
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	338,256
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2039	AA2	250,000	299,865
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2043	AA2	600,000	716,634
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2048	AA2	250,000	297,652
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond	5.000%	4/1/2024	A1	250,000	290,127
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	572,951
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	631,737
Colonie, G.O. Bond, AGM	2.000%	3/1/2021	AA2	1,400,000	1,415,022
Colonie, G.O. Bond, AGM	2.000%	3/1/2026	AA2	555,000	585,264
Depew Union Free School District, G.O. Bond	5.000%	6/1/2021	A1	820,000	854,448
Dutchess County, Highway Impt., G.O. Bond	2.000%	3/15/2021	AA2	1,000,000	1,011,070
Erie County Fiscal Stability Authority, Series D Revenue Bond	5.000%	9/1/2038	Aa1	1,000,000	1,249,360
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2026	Aa3	500,000	524,275
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	656,450
Hempstead, Natural Gas Utility Impt., Public Impt. Series A, G.O. Bond	5.000%	6/15/2026	AA2	400,000	489,812
Irvington Union Free School District, G.O. Bond	5.000%	4/1/2021	Aa2	250,000	258,840
Kings Park Central School District, School Impt., G.O. Bond	2.000%	9/1/2024	Aa2	415,000	441,622
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	335,214

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond	4.750%	11/15/2045	A2	$2,000,000	$2,217,620
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2041	A2	925,000	985,162
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,273,200
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	932,012
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,254,740
New York City Transitional Finance Authority, Building Aid, Subseries S-3, Revenue Bond	5.000%	7/15/2027	Aa2	750,000	955,680
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,065,730
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C-1, Revenue Bond	4.000%	11/1/2042	Aa1	1,680,000	1,919,938
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	563,298
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,306,000
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,317,188
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,617,670
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,429,340
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2041	Aa1	1,650,000	1,870,918
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,067,335
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,885,305
New York State Dormitory Authority, Income Tax Revenue, Prerefunded Balance, Series A, Revenue Bond	5.000%	2/15/2043	Aa1	3,630,000	4,075,837
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	898,900
New York State Dormitory Authority, Public Impt., Series A, Revenue Bond	5.000%	3/15/2029	Aa1	750,000	924,608
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,871,415
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2037	Aa3	1,000,000	1,101,490
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2038	Aa3	1,000,000	1,090,460

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2045	Aa1	$1,680,000	$2,059,260
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,155,620
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	1,350,000	1,502,806
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	600,000	676,200
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,144,950
New York State Dormitory Authority, Unrefunded Balance, Series A, Revenue Bond	5.000%	2/15/2030	Aa1	1,500,000	1,865,505
New York State Environmental Facilities Corp., Water and Sewer, Series A, Revenue Bond	5.000%	6/15/2025	Aaa	300,000	339,123
New York State Environmental Facilities Corp., Water and Sewer, Series D, Revenue Bond	5.000%	3/15/2026	Aaa	340,000	407,602
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,042,130
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,238,660
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	6/15/2049	Aaa	1,000,000	1,166,350
New York State Urban Development Corp., Economic Impt., Correctional Facility Impt., Series A, Revenue Bond	4.000%	3/15/2046	Aa1	2,000,000	2,293,300
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	586,460
New York State Urban Development Corp., Public Impt., Series A-1, Revenue Bond	5.000%	3/15/2026	Aa1	3,000,000	3,353,190
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1	1,250,000	1,525,538
New York State, Highway Impt., Series A, G.O. Bond.	5.000%	3/15/2023	Aa1	510,000	574,744
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2027	Aa1	500,000	562,445
New York State, Water Utility Impt., Series E, G.O. Bond	4.250%	12/15/2041	Aa1	480,000	499,987
Niagara Falls Public Water Authority, Series A, Revenue Bond	5.000%	7/15/2026	A2	415,000	499,262
Niagara-Wheatfield Central School District, G.O. Bond	2.000%	3/15/2026	Aa3	640,000	673,126
Onondaga County, Public Impt., Correctional Facility Impt., G.O. Bond	3.000%	6/1/2035	Aa3	1,000,000	1,051,080
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond	5.000%	5/15/2023	Aa3	1,000,000	1,133,300
Onondaga County, Public Impt., Water Utility Impt., G.O. Bond	2.125%	6/15/2030	Aa3	715,000	734,555

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Perinton, G.O. Bond	3.000%	12/15/2021	AA2	$210,000	$218,026
Perinton, G.O. Bond	4.000%	12/15/2022	AA2	210,000	228,910
Perinton, G.O. Bond	4.000%	12/15/2023	AA2	160,000	179,896
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	633,919
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 175, Revenue Bond	5.000%	12/1/2021	Aa3	435,000	459,556
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	924,416
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	866,929
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,895,375
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	104,282
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	217,930
Sachem Central School District, G.O. Bond	5.000%	10/15/2023	AA2	250,000	288,322
Schenectady, School Impt., G.O. Bond	2.000%	12/15/2024	Aa1	1,485,000	1,567,403
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2022	Aaa	675,000	692,860
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2023	Aaa	435,000	453,483
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2026	Aaa	430,000	461,188
Smithtown, Public Impt., Recreational Facility Impt., G.O. Bond	2.000%	2/15/2028	Aaa	600,000	643,926
Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	435,000	478,804
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	184,282
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR3	25,000	26,308
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	539,010
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	399,084
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2044	Aa3	500,000	566,400
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	763,522
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,102,900
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2029	Aa3	360,000	449,838
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	474,598
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	733,149

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2020

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Victor Central School District, G.O. Bond	5.000%	6/15/2021	Aa2	$275,000	$287,397
Warren County, G.O. Bond	4.000%	12/1/2033	AA2	500,000	620,530
Warren County, G.O. Bond	4.000%	12/1/2034	AA2	350,000	432,999
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	315,000	321,990
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	351,561
TOTAL MUNICIPAL BONDS
(Identified Cost $98,280,672)					101,821,298

U.S. GOVERNMENT AGENCIES - 0.5%

Other Agencies - 0.5%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS
(Identified Cost $495,943)	3.40%	1/25/2036		488,180	552,308

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $2,682,125)	0.85%[4]			2,682,125	2,682,125
TOTAL INVESTMENTS - 99.1%
(Identified Cost $101,458,740)					105,055,731
OTHER ASSETS, LESS LIABILITIES - 0.9%					949,867
NET ASSETS - 100%					$106,005,598

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2020, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2020.

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $101,458,740) (Note 2)	$105,055,731
Interest receivable	935,420
Receivable for fund shares sold	71,636
Dividends receivable	248
Prepaid expenses	3,233

TOTAL ASSETS	106,066,268

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	23,394
Accrued management fees (Note 3)	1,335
Accrued Chief Compliance Officer service fees (Note 3)	747
Audit fees payable	23,492
Accrued printing and postage fees payable	4,532
Payable for fund shares repurchased	1,541
Other payables and accrued expenses	5,629

TOTAL LIABILITIES	60,670

TOTAL NET ASSETS	$106,005,598

NET ASSETS CONSIST OF:

Capital stock	$98,716
Additional paid-in-capital	101,405,125
Total distributable earnings (loss)	4,501,757

TOTAL NET ASSETS	$106,005,598

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A
($1,733,017/161,547 shares)	$10.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($104,272,581/9,710,012 shares)	$10.74

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$980,533
Dividends	16,471

Total Investment Income	997,004

EXPENSES:

Management fees (Note 3)	246,144
Fund accounting and administration fees (Note 3)	30,034
Directors’ fees (Note 3)	5,809
Chief Compliance Officer service fees (Note 3)	1,525
Audit fees	22,101
Custodian fees	2,401
Miscellaneous	21,675

Total Expenses	329,689
Less reduction of expenses (Note 3)	(241,315)

Net Expenses	88,374

NET INVESTMENT INCOME	908,630

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	557,000
Net change in unrealized appreciation (depreciation) on investments	736,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,293,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,201,812

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$908,630	$2,297,215
Net realized gain (loss) on investments	557,000	1,577,854
Net change in unrealized appreciation (depreciation) on investments	736,182	2,835,962

Net increase from operations	2,201,812	6,711,031

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(8,964)	(113,686)
Class W	(704,906)	(3,626,022)

Total distributions to shareholders	(713,870)	(3,739,708)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	14,844,643	(51,992,335)

Net increase (decrease) in net assets	16,332,585	(49,021,012)

NET ASSETS:

Beginning of period	89,673,013	138,694,025

End of period	$106,005,598	$89,673,013

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Financial Highlights - Class A

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.49		$10.34	$10.43	$10.31	$10.50	$10.42

Income (loss) from investment operations:
Net investment income[1]	0.07		0.16	0.14	0.12	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.22		0.34	(0.08)	0.11	(0.18)	0.08

Total from investment operations	0.29		0.50	0.06	0.23	(0.08)	0.16

Less distributions to shareholders:
From net investment income	(0.05)		(0.18)	(0.15)	(0.11)	(0.11)	(0.08)
From net realized gain on investments	—		(0.17)	—	— [2]	— [2]	—

Total distributions to shareholders	(0.05)		(0.35)	(0.15)	(0.11)	(0.11)	(0.08)

Net asset value - End of period	$10.73		$10.49	$10.34	$10.43	$10.31	$10.50

Net assets - End of period (000’s omitted)	$1,733		$1,952	$138,694	$154,018	$161,292	$174,603

Total return[3]	2.76%		4.86%	0.54%	2.27%	(0.79% )	1.54%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.67%	[4]	0.63%	0.62%	0.60%	0.60%	0.60%
Net investment income	1.38%	[4]	1.56%	1.39%	1.12%	0.93%	0.74%
Series portfolio turnover	36%		24%	21%	9%	19%	35%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.49	$10.45

Income from investment operations:
Net investment income[2]	0.10	0.19
Net realized and unrealized gain (loss) on investments	0.22	0.25

Total from investment operations	0.32	0.44

Less distributions to shareholders:
From net investment income	(0.07)	(0.23)
From net realized gain on investments	—	(0.17)

Total distributions to shareholders	(0.07)	(0.40)

Net asset value - End of period	$10.74	$10.49

Net assets - End of period (000’s omitted)	$104,273	$87,721

Total return[3]	3.06%	4.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.17%	0.16%
Net investment income[4]	1.86%	2.09%
Series portfolio turnover	36%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:[4]:

	0.50%	0.50%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock and 50 million have been designated as New York Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair

13

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions
(municipals)	$101,821,298	$—	$101,821,298	$—
U.S. Treasury and other U.S.
Government agencies	552,308	—	552,308	—
Short-Term Investment	2,682,125	2,682,125	—	—
Total assets	$105,055,731	$2,682,125	$102,373,606	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the Series as of January 1, 2020 on a modified retrospective basis. The cost basis of the securities on January 1, 2020 has been decreased by $1,131. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purpose.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30,

14

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated February 13, 2020 as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

15

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $241,315 in management fees for Class W for the six month period ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $40,963,698 and $30,066,629, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $2,002,915 and $2,003,076, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of New York Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE YEAR ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,508	$15,883	62,199	$669,305
Reinvested	761	8,017	10,504	110,162
Repurchased	(26,811)	(286,366)	(13,303,270)	(139,046,760)
Total	(24,542)	$(262,466)	(13,230,567)	$(138,267,293)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,535,298	$38,051,589	13,074,577	$136,695,987
Reinvested	62,926	664,164	332,040	3,497,097
Repurchased	(2,246,747)	(23,608,644)	(5,048,082)	(53,918,126)
Total	1,351,477	$15,107,109	8,358,535	$86,274,958

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

8.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019, were as follows:

Ordinary income	$322,102
Tax exempt income	$2,265,415
Long-term capital gains	$1,152,191

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$101,458,740
Unrealized appreciation	3,785,151
Unrealized depreciation	(188,160)
Net unrealized appreciation	$3,596,991

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

10.	Market Event (continued)

disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

18

New York Tax Exempt Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

19

New York Tax Exempt Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

20

New York Tax Exempt Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/20-SAR

  Manning & Napier Fund, Inc.

  Core Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,058.70	$3.33	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Class I
Actual	$1,000.00	$1,060.80	$2.25	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.21	0.44%
Class W
Actual	$1,000.00	$1,061.80	$0.26	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%
Class Z
Actual	$1,000.00	$1,060.90	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51	0.30%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Core Bond Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

2

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 34.2%

Non-Convertible Corporate Bonds - 34.2%
Communication Services - 6.2%
Diversified Telecommunication Services - 2.1%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,440,000	$1,640,364
Verizon Communications, Inc., 5.25%, 3/16/2037	Baa1	3,640,000	4,873,092
			6,513,456
Entertainment - 0.5%
The Walt Disney Co., 2.20%, 1/13/2028	A2	1,570,000	1,639,127
Interactive Media & Services - 1.2%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	A1	3,510,000	3,934,202
Media - 2.4%
Comcast Corp., 3.25%, 11/1/2039	A3	3,740,000	4,148,754
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	2,990,000	3,478,625
			7,627,379
Total Communication Services			19,714,164
Consumer Discretionary - 5.9%
Automobiles - 0.8%
Volkswagen Group of America Finance LLC (Germany)[2], 3.35%, 5/13/2025	A3	2,350,000	2,508,004
Internet & Direct Marketing Retail - 3.8%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	5,040,000	5,599,224
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	4,510,000	4,949,361
Expedia Group, Inc.[2], 6.25%, 5/1/2025	Baa3	1,550,000	1,651,173
			12,199,758
Specialty Retail - 0.8%
The TJX Companies, Inc., 3.50%, 4/15/2025	A2	2,190,000	2,437,802
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., 2.75%, 3/27/2027	A1	1,470,000	1,619,297
Total Consumer Discretionary			18,764,861
Consumer Staples - 1.1%
Beverages - 1.1%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	Baa2	2,990,000	3,326,309
Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Energy Transfer Operating LP, 6.50%, 2/1/2042	Baa3	4,000,000	4,332,945
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	3,260,000	4,368,925
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	4,360,000	5,123,000
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	3,060,000	3,276,078
Total Energy			17,100,948

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 4.4%
Banks - 3.1%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	$2,200,000	$2,429,581
Citigroup, Inc., 4.45%, 9/29/2027	Baa2	2,910,000	3,322,252
JP Morgan Chase & Co.[3], (U.S. Secured Overnight Financing Rate + 2.520%), 2.956%, 5/13/2031	A3	3,890,000	4,125,670
			9,877,503
Consumer Finance - 1.3%
Visa, Inc., 2.70%, 4/15/2040	Aa3	3,850,000	4,119,625
Total Financials			13,997,128
Health Care - 1.6%
Health Care Providers & Services - 1.1%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 4.125%, 10/15/2020	Baa3	1,000,000	1,001,214
HCA, Inc., 4.125%, 6/15/2029	Baa3	2,220,000	2,448,854
			3,450,068
Pharmaceuticals - 0.5%
Pfizer, Inc., 2.625%, 4/1/2030	A1	1,470,000	1,619,381
Total Health Care			5,069,449
Industrials - 4.7%
Airlines - 1.0%
Southwest Airlines Co., 5.25%, 5/4/2025	Baa1	3,140,000	3,314,738
Industrial Conglomerates - 0.8%
General Electric Co.[3,4], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3	3,190,000	2,491,645
Trading Companies & Distributors - 2.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	4,710,000	4,525,337
Air Lease Corp., 3.75%, 6/1/2026	BBB[5]	2,160,000	2,179,746
Air Lease Corp., 3.625%, 4/1/2027	BBB[5]	880,000	863,103
Avolon Holdings Funding Ltd. (Ireland)[2], 4.375%, 5/1/2026	Baa3	890,000	748,372
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	Baa3	1,060,000	856,190
			9,172,748
Total Industrials			14,979,131
Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 4.1%
American Tower Corp., 3.80%, 8/15/2029	Baa3	4,320,000	4,889,268
Camden Property Trust, 2.80%, 5/15/2030	A3	3,070,000	3,321,183
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3	4,510,000	4,834,669
Total Real Estate			13,045,120

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 0.8%
Electric Utilities - 0.8%
Dominion Energy, Inc., 3.375%, 4/1/2030	Baa2	$2,250,000	$2,483,619
TOTAL CORPORATE BONDS
(Identified Cost $103,727,083)			108,480,729

ASSET-BACKED SECURITIES - 12.1%

CarMax Auto Owner Trust, Series 2020-2, Class A4, 2.05%, 5/15/2025	AAA[5]	3,000,000	3,125,882
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	WR6	179,329	177,736
CCG Receivables Trust, Series 2019-1, Class A2[2], 2.80%, 9/14/2026	AAA[5]	1,528,022	1,554,429
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[2], 2.12%, 11/15/2029	Aaa	154,032	155,094
CNH Equipment Trust, Series 2020-A, Class A3, 1.16%, 6/16/2025	Aaa	1,000,000	1,009,234
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	Aaa	1,260,970	1,309,475
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A2, 2.01%, 2/15/2029	Aaa	500,000	508,343
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B2, 2.39%, 4/16/2029	Aa2	600,000	607,167
Ford Credit Auto Owner Trust, Series 2020-A, Class A4, 1.35%, 7/15/2025	Aaa	1,750,000	1,785,300
Home Partners of America Trust, Series 2019-1, Class A2, 2.908%, 9/17/2039	Aaa	957,081	998,366
Honda Auto Receivables Owner Trust, Series 2020-2, Class A4, 1.09%, 10/15/2026	Aaa	2,000,000	2,026,975
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 1.044%, 12/17/2036	Aaa	141,383	139,639
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 1.344%, 12/17/2036	Aa1	115,000	114,496
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A2, 2.64%, 5/15/2068	AAA[5]	1,000,000	1,021,821
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 0.695%, 6/25/2031	A2	990,012	951,799
Navient Student Loan Trust, Series 2019-2A, Class A2[2,7], (1 mo. LIBOR US + 1.000%), 1.185%, 2/27/2068	Aaa	1,150,000	1,156,549
Nelnet Student Loan Trust, Series 2013-5A, Class A2,7, (1 mo. LIBOR US + 0.630%), 0.815%, 1/25/2037	Aaa	1,106,015	1,050,319
Nelnet Student Loan Trust, Series 2015-2A, Class A2[2,7], (1 mo. LIBOR US + 0.600%), 0.785%, 9/25/2047	Aaa	3,105,680	2,984,004
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	WR6	935,000	949,217
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	Aaa	909,419	938,336

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-SFR4, Class A2, 2.687%, 10/17/2036	Aaa	$800,000	$827,448
Progress Residential Trust, Series 2020-SFR2, Class A2, 2.078%, 6/18/2037	Aaa	1,000,000	1,028,283
SMB Private Education Loan Trust, Series 2020-A, Class A2A2, 2.23%, 9/15/2037	Aaa	1,285,000	1,308,918
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	AAA[5]	337,242	341,667
SoFi Consumer Loan Program Trust, Series 2019-3, Class A2, 2.90%, 5/25/2028	AAA[5]	496,033	502,917
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa	446,875	452,364
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa	3,731,243	3,813,991
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	Aaa	154,648	155,756
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	AAA[5]	820,000	849,724
SoFi Professional Loan Program Trust, Series 2020-C, Class AFX[2], 1.95%, 2/15/2046	AAA[5]	1,000,000	1,014,708
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR6	57,186	57,330
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	Aaa	367,449	373,732
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	Aaa	321,694	329,161
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 1.185%, 10/25/2048	Aaa	290,381	289,018
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A2, 1.35%, 5/25/2033	Aaa	3,000,000	3,044,960
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa	477,150	479,212
VB-S1 Issuer LLC, Series 2020-1A, Class C2[2], 3.031%, 6/15/2050	A2	375,000	380,641
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A3, 0.98%, 11/20/2024	Aaa	410,000	414,014
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $37,732,166)			38,228,025

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.7%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AA5	$7,289	$7,295
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA[5]	400,000	407,967
CIM Trust, Series 2019-INV1, Class A1[2,8], 3.845%, 2/25/2049	Aaa	199,724	205,449
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[2,8], 3.50%, 8/25/2043	AAA[5]	596,522	618,585
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,8], 3.00%, 4/25/2043	AAA[5]	723,099	756,556
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	AAA[5]	174,718	180,357
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	AAA[5]	119,717	122,679
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	408,693	423,958
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	Aaa	1,050,000	1,054,430
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	Aaa	6,754,804	41,191
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	Aaa	996,827	15,325
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.548%, 6/25/2022	Aaa	8,690,358	191,403
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.289%, 4/25/2023	Aaa	12,922,356	57,583
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.207%, 5/25/2023	Aaa	7,595,120	23,729
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	424,448	433,495
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	279,991	284,624
FREMF Mortgage Trust, Series 2011-K15, Class B2,8, 5.129%, 8/25/2044	WR6	170,000	175,287
FREMF Mortgage Trust, Series 2015-K42, Class B2,8, 3.982%, 12/25/2024	A3	380,000	405,160
FREMF Mortgage Trust, Series 2015-K720, Class B2,8, 3.51%, 7/25/2022	Baa1	340,000	350,930
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	Aaa	403,925	421,949
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14[2,8], 3.00%, 10/25/2050	WR6	1,992,687	2,046,501
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA[5]	89,003	88,911
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,8], 3.00%, 3/25/2043	WR6	87,597	89,937
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	AAA[5]	99,327	103,908
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	AAA[5]	123,288	126,513
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	Aaa	348,550	352,680

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-6, Class A3[2,8], 3.50%, 12/25/2048	Aaa	$188,947	$194,602
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/2051	AAA[5]	1,423,000	1,665,626
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,8, 3.75%, 1/25/2054	AAA[5]	212,172	226,370
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	AA5	94,779	101,161
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	Aaa	204,992	219,822
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	AAA[5]	178,710	189,936
PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	AAA[5]	706,711	744,479
Sequoia Mortgage Trust, Series 2012-3, Class A1[8], 3.50%, 7/25/2042	Aaa	226,859	235,926
Sequoia Mortgage Trust, Series 2013-6, Class A2[8], 3.00%, 5/25/2043	Aaa	1,434,696	1,500,418
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[5]	107,708	111,720
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa	222,030	231,751
Sequoia Mortgage Trust, Series 2016-3, Class A10[2,8], 3.50%, 11/25/2046	Aaa	842,383	860,797
Sequoia Mortgage Trust, Series 2020-1, Class A4[2,8], 3.50%, 2/25/2050	WR6	710,688	725,243
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7, (1 mo. LIBOR US + 1.470%), 1.655%, 11/15/2027	BBB[5]	363,400	277,612
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A2,8, 2.86%, 4/25/2041	WR6	847,309	854,059
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	Aaa	1,000,000	1,125,265
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 1.235%, 12/15/2033	AAA[5]	415,000	387,973
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa	63,570	63,711
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	Aaa	3,000,000	3,299,620
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,8], 4.869%, 2/15/2044	Aaa	685,714	694,154
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa	2,000,000	2,172,937
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045	WR6	91,079	93,778
WinWater Mortgage Loan Trust, Series 2015-2, Class A11[2,8], 3.50%, 2/20/2045	Aaa	2,470,268	2,519,308
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045	Aaa	19,718	19,751

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $27,073,291)			27,502,421

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS - 0.6%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020
(Identified Cost $1,999,736)	Aa2	$2,000,000	$2,016,520

U.S. TREASURY SECURITIES - 24.3%

U.S. Treasury Bonds - 8.9%
U.S. Treasury Bond, 2.50%, 2/15/2045		7,522,000	9,278,504
U.S. Treasury Bond, 3.00%, 5/15/2047		6,812,000	9,285,075
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026		8,267,392	9,607,701

Total U.S. Treasury Bonds
(Identified Cost $26,736,154)			28,171,280

U.S. Treasury Notes - 15.4%
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024		7,604,018	7,991,634
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2025		7,568,575	7,928,907
U.S. Treasury Note, 2.625%, 5/15/2021		5,000	5,106
U.S. Treasury Note, 2.50%, 5/15/2024		11,549,000	12,565,402
U.S. Treasury Note, 2.125%, 5/15/2025		8,650,000	9,419,039
U.S. Treasury Note, 1.625%, 5/15/2026		10,262,000	10,997,577

Total U.S. Treasury Notes
(Identified Cost $48,451,297)			48,907,665

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $75,187,451)			77,078,945

U.S. GOVERNMENT AGENCIES - 18.6%

Mortgage-Backed Securities - 18.6%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		13,465	13,611
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		168	170
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		2,404	2,450
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		8,477	8,569
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		2,986	3,048
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		14,889	15,060
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		4,736	5,002
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		425,439	450,208
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		59,794	65,547
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034		972,971	1,022,387
Fannie Mae, Pool #828377, UMBS, 5.50%, 6/1/2035		250,819	287,903
Fannie Mae, Pool #MA2587, UMBS, 3.50%, 4/1/2036		486,588	520,600
Fannie Mae, Pool #889494, UMBS, 5.50%, 1/1/2037		234,003	268,930
Fannie Mae, Pool #MA3215, UMBS, 3.50%, 12/1/2037		1,929,706	2,044,502
Fannie Mae, Pool #FM2568, UMBS, 3.00%, 5/1/2038		999,718	1,053,626
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038		35,013	40,106
Fannie Mae, Pool #995876, UMBS, 6.00%, 11/1/2038		102,873	120,090
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039		35,158	40,379

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3988, UMBS, 3.00%, 4/1/2040	$1,084,165	$1,144,262
Fannie Mae, Pool #MA4016, UMBS, 2.50%, 5/1/2040	2,692,276	2,809,373
Fannie Mae, Pool #MA4054, UMBS, 2.50%, 6/1/2040	2,780,764	2,900,824
Fannie Mae, Pool #MA4071, UMBS, 2.00%, 7/1/2040	1,950,000	2,002,402
Fannie Mae, Pool #MA4072, UMBS, 2.50%, 7/1/2040	1,910,000	1,992,468
Fannie Mae, Pool #AI5172, UMBS, 4.00%, 8/1/2041	84,054	92,273
Fannie Mae, Pool #AH3858, UMBS, 4.50%, 8/1/2041	349,785	387,381
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043	125,444	137,695
Fannie Mae, Pool #AX1685, UMBS, 3.50%, 11/1/2044	940,698	1,028,279
Fannie Mae, Pool #AS4103, UMBS, 4.50%, 12/1/2044	237,542	261,373
Fannie Mae, Pool #AY8604, UMBS, 3.50%, 4/1/2045	183,814	196,422
Fannie Mae, Pool #AZ4750, UMBS, 3.50%, 10/1/2045	1,361,221	1,463,182
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	625,824	688,221
Fannie Mae, Pool #BC6764, UMBS, 3.50%, 4/1/2046	99,489	106,027
Fannie Mae, Pool #BC8677, UMBS, 4.00%, 5/1/2046	86,021	92,076
Fannie Mae, Pool #BD2179, UMBS, 4.00%, 7/1/2046	244,050	263,121
Fannie Mae, Pool #AS7660, UMBS, 2.50%, 8/1/2046	5,195,433	5,502,797
Fannie Mae, Pool #BD1191, UMBS, 3.50%, 1/1/2047	424,793	450,624
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	117,470	127,072
Fannie Mae, Pool #MA3007, UMBS, 3.00%, 4/1/2047	1,640,950	1,735,437
Fannie Mae, Pool #FM3157, UMBS, 3.50%, 1/1/2048	2,909,744	3,104,105
Fannie Mae, Pool #MA3238, UMBS, 3.50%, 1/1/2048	2,015,276	2,125,664
Fannie Mae, Pool #BM5526, UMBS, 3.50%, 2/1/2048	2,086,153	2,206,336
Fannie Mae, Pool #FM2232, UMBS, 4.00%, 6/1/2048	377,390	402,034
Fannie Mae, Pool #AL8674, 5.645%, 1/1/2049	475,735	557,217
Fannie Mae, Pool #FM0030, UMBS, 3.00%, 2/1/2049	4,492,361	4,734,605
Fannie Mae, Pool #MA3996, 2.50%, 4/1/2050	545,675	562,510
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	4,047	4,135
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	2,863	2,939
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	2,751	2,858
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	4,269	4,414
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	93,504	102,010
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	83,652	91,728
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	96,888	106,239
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	111,093	121,814
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	1,011,993	1,064,538
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	509,999	545,767
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	71,686	82,252
Freddie Mac, Pool #K93731, 3.00%, 11/1/2036	2,848,002	3,009,141
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	549,181	629,290
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	168,237	192,408
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	31,345	36,604
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	217,040	241,082

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	$655,186	$728,517
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	582,855	668,145
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	248,884	276,505
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	174,772	189,259
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	253,406	273,227
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	592,541	643,895
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	563,767	609,596
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	237,083	263,740
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	651,322	707,747
Freddie Mac, Pool #Q47544, 4.00%, 3/1/2047	694,952	755,834
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	147,841	160,003
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	244,386	264,137
Freddie Mac, Pool #QA9848, UMBS, 2.50%, 5/1/2050	3,984,962	4,154,725

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $58,174,524)		58,968,517

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management, Institutional Shares, 0.85%[9],
(Identified Cost $3,459,270)	3,459,270	3,459,270
TOTAL INVESTMENTS - 99.6%
(Identified Cost $307,353,521)		315,734,427
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,160,216
NET ASSETS - 100%		$316,894,643

IO - Interest only

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

[1]	Credit ratings from Moody’s (unaudited).
[2]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $54,879,877, or 17.3% of the Series’ net assets as of June 30, 2020 (See Note 2 to the financial statements).
[3]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2020.
[4]	Security is perpetual in nature and has no stated maturity date.
[5]	Credit ratings from S&P (unaudited).
[6]	Credit rating has been withdrawn. As of June 30, 2020, there is no rating available (unaudited).
[7]	Floating rate security. Rate shown is the rate in effect as of June 30, 2020.
[8]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2020.
[9]	Rate shown is the current yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $307,353,521) (Note 2)	$315,734,427
Receivable from Advisor (Note 3)	10,709
Interest receivable	1,413,851
Dividends receivable	300
Prepaid and other expenses	45,370

TOTAL ASSETS	317,204,657

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	39,417
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	1,254
Accrued sub-transfer agent fees (Note 3)	931
Accrued Chief Compliance Officer service fees (Note 3)	747
Payable for securities purchased	147,261
Payable for fund shares repurchased	84,785
Audit fees payable	25,574
Other payables and accrued expenses	10,045

TOTAL LIABILITIES	310,014

TOTAL NET ASSETS	$316,894,643

NET ASSETS CONSIST OF:

Capital stock	$277,321
Additional paid-in-capital	297,809,157
Total distributable earnings (loss)	18,808,165

TOTAL NET ASSETS	$316,894,643

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($6,173,614/536,954 shares)	$11.50

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($5,675,510/536,617 shares)	$10.58

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($290,459,022/25,282,119 shares)	$11.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($14,586,497/1,376,459 shares)	$10.60

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$2,476,651
Dividends	13,117

Total Investment Income	2,489,768

EXPENSES:

Management fees (Note 3)	286,085
Fund accounting and administration fees (Note 3)	49,984
Directors’ fees (Note 3)	10,410
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	5,310
Sub-transfer agent fees (Note 3)	2,342
Chief Compliance Officer service fees (Note 3)	1,525
Audit fees	25,184
Custodian fees	7,193
Miscellaneous	48,988

Total Expenses	437,021
Less reduction of expenses (Note 3)	(339,638)

Net Expenses	97,383

NET INVESTMENT INCOME	2,392,385

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	9,646,313
Net change in unrealized appreciation (depreciation) on investments	3,078,345

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,724,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,117,043

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,392,385	$5,605,798
Net realized gain (loss) on investments	9,646,313	3,729,448
Net change in unrealized appreciation (depreciation) on investments	3,078,345	7,432,018

Net increase from operations	15,117,043	16,767,264

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(22,343)	(100,742)
Class I	(38,372)	(173,998)
Class W	(1,675,598)	(4,883,965)
Class Z	(92,283)	(561,811)

Total distributions to shareholders	(1,828,596)	(5,720,516)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	93,044,819	21,439,998

Net increase (decrease) in net assets	106,333,266	32,486,746

NET ASSETS:

Beginning of period	210,561,377	178,074,631

End of period	$316,894,643	$210,561,377

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.92	$10.30	$10.62	$10.52	$10.48	$10.69

Income (loss) from investment operations:
Net investment income[1]	0.09	0.23	0.24	0.20	0.17	0.22
Net realized and unrealized gain (loss) on investments	0.55	0.61	(0.32)	0.10	0.10	(0.17)

Total from investment operations	0.64	0.84	(0.08)	0.30	0.27	0.05

Less distributions to shareholders:
From net investment income	(0.06)	(0.22)	(0.24)	(0.19)	(0.17)	(0.20)
From net realized gain on investments	—	—	—	(0.01)	(0.06)	(0.06)

Total distributions to shareholders	(0.06)	(0.22)	(0.24)	(0.20)	(0.23)	(0.26)

Net asset value - End of period	$11.50	$10.92	$10.30	$10.62	$10.52	$10.48

Net assets - End of period (000’s omitted)	$6,174	$2,382	$101,314	$119,137	$117,559	$147,074

Total return[2]	5.87%	8.18%	(0.75% )	2.91%	2.53%	0.44%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.65%[3]	0.69%	0.70%	0.70%	0.70%	0.69%
Net investment income	1.53%[3]	2.27%	2.35%	1.86%	1.61%	2.09%
Series portfolio turnover	70%	66%	78%	48%	75%	88%

*Effective August 3, 2015, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.07%	0.08%	0.07%	0.06%	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED				FOR THE PERIOD
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	8/3/15[1] TO 12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.04	$9.52	$9.84	$9.77	$9.75	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.09	0.24	0.25	0.21	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.52	0.55	(0.31)	0.09	0.10	(0.13)

Total from investment operations	0.61	0.79	(0.06)	0.30	0.28	(0.05)

Less distributions to shareholders:
From net investment income	(0.07)	(0.27)	(0.26)	(0.22)	(0.20)	(0.14)
From net realized gain on investments	—	—	—	(0.01)	(0.06)	(0.06)

Total distributions to shareholders	(0.07)	(0.27)	(0.26)	(0.23)	(0.26)	(0.20)

Net asset value - End of period	$10.58	$10.04	$9.52	$9.84	$9.77	$9.75

Net assets - End of period (000’s omitted)	$5,676	$5,416	$76,761	$76,407	$64,763	$79,303

Total return[3]	6.08%	8.38%	(0.53% )	3.10%	2.80%	(0.51% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.44%[4]	0.45%	0.45%	0.45%	0.45%	0.46%[4]
Net investment income	1.84%[4]	2.53%	2.60%	2.12%	1.86%	2.03%[4]
Series portfolio turnover	70%	66%	78%	48%	75%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.06%	0.08%	0.07%	0.06%	0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.90	$10.40

Income from investment operations:
Net investment income[2]	0.12	0.26
Net realized and unrealized gain on investments	0.55	0.54

Total from investment operations	0.67	0.80

Less distributions to shareholders:
From net investment income	(0.08)	(0.30)

Net asset value - End of period	$11.49	$10.90

Net assets - End of period (000’s omitted)	$290,459	$192,391

Total return[3]	6.18%	7.74%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.05%	0.05%
Net investment income[4]	2.12%	2.87%
Series portfolio turnover	70%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts4:

0.33%	0.34%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

17

Core Bond Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.06	$9.62

Income from investment operations:
Net investment income[2]	0.10	0.22
Net realized and unrealized gain on investments	0.51	0.50

Total from investment operations	0.61	0.72

Less distributions to shareholders:
From net investment income	(0.07)	(0.28)

Net asset value - End of period	$10.60	$10.06

Net assets - End of period (000’s omitted)	$14,586	$10,372

Total return[3]	6.09%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.30%	0.30%
Net investment income[4]	1.95%	2.64%
Series portfolio turnover	70%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts4:

0.08%	0.09%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

18

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$136,047,462	$—	$136,047,462	$—
Corporate debt:
Communication Services	19,714,164	—	19,714,164	—
Consumer Discretionary	18,764,861	—	18,764,861	—
Consumer Staples	3,326,309	—	3,326,309	—
Energy	17,100,948	—	17,100,948	—
Financials	13,997,128	—	13,997,128	—
Health Care	5,069,449	—	5,069,449	—
Industrials	14,979,131	—	14,979,131	—
Real Estate	13,045,120	—	13,045,120	—
Utilities	2,483,619	—	2,483,619	—
Asset-backed securities	38,228,025	—	38,228,025	—
Commercial mortgage-backed securities	27,502,421	—	27,502,421	—
Foreign government bonds	2,016,520	—	2,016,520	—
Short-Term Investment	3,459,270	3,459,270	—	—
Total assets	$315,734,427	$3,459,270	$312,275,157	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the Series as of January 1, 2020 on a modified retrospective basis. The cost basis of the securities on January 1, 2020 has been decreased by $7,833. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2020.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

23

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.45% of the average daily net assets of the Class S and Class I

24

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $257,403 in management fees for Class W shares for the six months ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $77,438 and $4,796 for Class W and Class Z shares, respectively, for the six months ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of June 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023
Class W	$136,322	$77,438
Class Z	17,743	4,796

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $130,899,141 and $37,796,080, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $126,109,190 and $124,335,359, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z of Core Bond Series were:

	FOR THE SIX MONTHS		FOR THE YEAR
CLASS S	ENDED 6/30/20		ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	389,446	$4,314,414	129,995	$1,424,512
Reinvested	1,932	21,876	9,371	99,394
Repurchased	(72,654)	(807,910)	(9,760,167)	(101,821,543)
Total	318,724	$3,528,380	(9,620,801)	$(100,297,637)

25

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE YEAR ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	200,539	$2,038,931	744,741	$7,267,770
Reinvested	3,274	33,884	15,644	154,418
Repurchased	(206,544)	(2,112,521)	(8,284,544)	(79,804,759)
Total	(2,731)	$(39,706)	(7,524,159)	$(72,382,571)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	16,052,439	$181,113,403	18,446,163	$193,480,853
Reinvested	143,508	1,618,879	425,973	4,607,516
Repurchased	(8,570,986)	(96,722,088)	(1,214,978)	(13,122,933)
Total	7,624,961	$86,010,194	17,657,158	$184,965,436

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	336,328	$3,453,668	3,403,661	$33,173,552
Reinvested	8,885	92,283	22,135	221,314
Repurchased	—	—	(2,394,550)	(24,240,096)
Total	345,213	$3,545,951	1,031,246	$9,154,770

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. At June 30, 2020, the Advisor and its affiliates owned less than 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

26

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Ordinary income	$5,662,797
Long-term capital gains	$57,719

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$307,427,104
Unrealized appreciation	8,993,541
Unrealized depreciation	(686,218)
Net unrealized appreciation	$8,307,323

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

27

Core Bond Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

28

Core Bond Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

29

Core Bond Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

30

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/20-SAR

  Manning & Napier Fund, Inc.

  Credit Series

Beginning on February 25, 2021 , as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Credit Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 15, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 4/15/20*	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD** 4/15/20*-6/30/20	ANNUALIZED EXPENSE RATIO
Class W
Actual	$1,000.00	$1,035.80	$0.21	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,010.31	$0.21	0.10%

*Commencement of operations.

**Expenses are equal to the Series’ annualized expense ratio (for the period April 15, 2020* to June 30, 2020), multiplied by the average account value over the period, multiplied by 77/366 (to reflect the period since inception). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Credit Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

2

Credit Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 60.1%

Non-Convertible Corporate Bonds - 60.1%
Communication Services - 10.5%
Diversified Telecommunication Services - 3.7%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,310,000	$1,492,276
Verizon Communications, Inc., 5.25%, 3/16/2037	Baa1	3,560,000	4,765,991
			6,258,267
Entertainment - 0.8%
The Walt Disney Co., 2.20%, 1/13/2028	A2	1,410,000	1,472,082
Interactive Media & Services - 2.1%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	A1	3,230,000	3,620,362
Media - 3.9%
Comcast Corp., 3.25%, 11/1/2039	A3	3,240,000	3,594,108
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	2,600,000	3,024,892
			6,619,000
Total Communication Services			17,969,711
Consumer Discretionary - 10.6%
Automobiles - 1.3%
Volkswagen Group of America Finance LLC (Germany)[2], 3.35%, 5/13/2025	A3	2,150,000	2,294,557
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	A1	4,670,000	5,188,170
Booking Holdings, Inc., 4.10%, 4/13/2025	A3	3,750,000	4,208,921
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	630,000	691,374
Expedia Group, Inc.[2], 6.25%, 5/1/2025	Baa3	260,000	276,971
Expedia Group, Inc., 5.00%, 2/15/2026	Baa3	1,300,000	1,338,012
			11,703,448
Specialty Retail - 1.5%
The TJX Companies, Inc., 3.50%, 4/15/2025	A2	2,230,000	2,482,328
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., 2.75%, 3/27/2027	A1	1,400,000	1,542,188
Total Consumer Discretionary			18,022,521
Consumer Staples - 2.0%
Beverages - 2.0%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	Baa2	3,060,000	3,404,183
Energy - 9.3%
Oil, Gas & Consumable Fuels - 9.3%
Energy Transfer Operating LP, 6.50%, 2/1/2042	Baa3	3,920,000	4,246,286
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	2,800,000	3,752,451
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	4,050,000	4,758,750
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	2,890,000	3,094,074
Total Energy			15,851,561

The accompanying notes are an integral part of the financial statements.

3

Credit Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 7.7%
Banks - 5.5%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	$2,020,000	$2,230,797
Citigroup, Inc., 4.45%, 9/29/2027	Baa2	2,940,000	3,356,502
JP Morgan Chase & Co.[3], (U.S. Secured Overnight Financing Rate + 2.520%), 2.956%, 5/13/2031	A3	3,650,000	3,871,130
			9,458,429
Consumer Finance - 2.2%
Visa, Inc., 2.70%, 4/15/2040	Aa3	3,470,000	3,713,012
Total Financials			13,171,441
Health Care - 2.9%
Health Care Providers & Services - 1.9%
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 4.125%, 10/15/2020	Baa3	1,000,000	1,001,214
HCA, Inc., 4.125%, 6/15/2029	Baa3	2,080,000	2,294,422
			3,295,636
Pharmaceuticals - 1.0%
Pfizer, Inc., 2.625%, 4/1/2030	A1	1,470,000	1,619,381
Total Health Care			4,915,017
Industrials - 8.2%
Airlines - 1.8%
Southwest Airlines Co., 5.25%, 5/4/2025	Baa1	2,900,000	3,061,382
Industrial Conglomerates - 1.2%
General Electric Co.[3,4], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3	2,650,000	2,069,862
Trading Companies & Distributors - 5.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	4,040,000	3,881,606
Air Lease Corp., 3.75%, 6/1/2026	BBB[5]	510,000	514,662
Air Lease Corp., 3.625%, 4/1/2027	BBB[5]	3,000,000	2,942,397
Avolon Holdings Funding Ltd. (Ireland)[2], 4.375%, 5/1/2026	Baa3	1,900,000	1,597,648
			8,936,313
Total Industrials			14,067,557
Real Estate - 7.5%
Equity Real Estate Investment Trusts (REITS) - 7.5%
American Tower Corp., 3.80%, 8/15/2029	Baa3	4,090,000	4,628,960
Camden Property Trust, 2.80%, 5/15/2030	A3	3,200,000	3,461,819
Crown Castle International Corp., 3.80%, 2/15/2028	Baa3	3,120,000	3,506,869
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3	1,105,000	1,184,547
Total Real Estate			12,782,195

The accompanying notes are an integral part of the financial statements.

4

Credit Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 1.4%
Electric Utilities - 1.4%
Dominion Energy, Inc., 3.375%, 4/1/2030	Baa2	$2,120,000	$2,340,121
TOTAL CORPORATE BONDS
(Identified Cost $98,836,710)			102,524,307

ASSET-BACKED SECURITIES - 18.3%

Commonbond Student Loan Trust, Series 2020-AGS, Class A2, 1.98%, 8/25/2050	Aaa	2,000,000	2,018,168
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A2, 3.01%, 2/16/2027	Aaa	533,356	536,655
Dell Equipment Finance Trust, Series 2020-1, Class A3[2], 2.24%, 2/22/2023	Aaa	2,000,000	2,046,784
Enterprise Fleet Financing LLC, Series 2017-3, Class A3[2], 2.36%, 5/20/2023	AAA[5]	900,000	911,339
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/2025	AAA[5]	1,500,000	1,549,908
Invitation Homes Trust, Series 2017-SFR2, Class A2,6, (1 mo. LIBOR US + 0.850%), 1.044%, 12/17/2036	Aaa	1,824,293	1,801,797
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A2, 1.69%, 5/15/2069	AAA[5]	2,000,000	2,007,465
Navient Student Loan Trust, Series 2017-2A, Class A2,6, (1 mo. LIBOR US + 1.050%), 1.235%, 12/27/2066	Aaa	2,187,624	2,121,031
Navient Student Loan Trust, Series 2019-2A, Class A2[2,6], (1 mo. LIBOR US + 1.000%), 1.185%, 2/27/2068	Aaa	670,000	673,815
Nelnet Student Loan Trust, Series 2012-3A, Class A2,6, (1 mo. LIBOR US + 0.700%), 0.885%, 2/25/2045	Aaa	1,273,585	1,238,804
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	WR7	900,000	923,700
Progress Residential Trust, Series 2017-SFR2, Class A2, 2.897%, 12/17/2034	Aaa	399,257	400,958
Progress Residential Trust, Series 2020-SFR2, Class A2, 2.078%, 6/18/2037	Aaa	500,000	514,142
Santander Retail Auto Lease Trust, Series 2019-A, Class A2[2], 2.72%, 1/20/2022	Aaa	989,727	998,736
Santander Retail Auto Lease Trust, Series 2019-B, Class A2A2, 2.29%, 4/20/2022	Aaa	1,204,303	1,216,397
SLM Student Loan Trust, Series 2011-2, Class A2[6], (1 mo. LIBOR US + 1.200%), 1.385%, 10/25/2034	Aa1	880,000	857,999
SMB Private Education Loan Trust, Series 2017-B, Class A2A2, 2.82%, 10/15/2035	Aaa	376,509	387,675
SMB Private Education Loan Trust, Series 2017-B, Class A2B2,6, (1 mo. LIBOR US + 0.750%), 0.935%, 10/15/2035	Aaa	1,893,908	1,875,048

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	Aaa	$2,379,012	$2,431,772
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX2, 3.34%, 8/25/2047	Aaa	550,000	568,663
Store Master Funding I-VII LLC, Series 2018-1A, Class A1[2], 3.96%, 10/20/2048	AAA[5]	1,448,347	1,451,883
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A2, 1.35%, 5/25/2033	Aaa	2,500,000	2,537,467
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	Aaa	1,244,453	1,293,396
VB-S1 Issuer LLC, Series 2020-1A, Class C2[2], 3.031%, 6/15/2050	A2	775,000	786,659
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $30,603,556)			31,150,261

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1%

Credit Suisse Mortgage Capital Certificates, Series 2012-CIM3, Class A1[2,8], 2.50%, 11/25/2042	AAA[5]	973,506	1,006,035
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class A6[2,8], 3.50%, 8/25/2043	AAA[5]	885,751	915,573
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.444%, 12/25/2027	Aaa	1,000,000	1,163,958
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 4.121%, 2/25/2046	Aa2	465,000	469,742
FREMF Mortgage Trust, Series 2015-K43, Class B2,8, 3.861%, 2/25/2048	WR7	400,000	429,285
FREMF Mortgage Trust, Series 2015-K720, Class B2,8, 3.51%, 7/25/2022	Baa1	2,500,000	2,580,368
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A2,6, (1 mo. LIBOR US + 1.000%), 1.185%, 10/15/2036	Aaa	1,500,000	1,456,822
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14[2,8], 3.00%, 10/25/2050	WR7	996,343	1,023,251
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A2, 3.884%, 1/5/2034	AAA[5]	2,000,000	2,094,995
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	Aaa	254,886	258,771
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694%, 3/15/2050	Aaa	1,496,000	1,679,855
Morgan Stanley Bank of America Merrill Lynch Trust C19, Series 2014-C19, Class A4, 3.526%, 12/15/2047	Aaa	965,361	1,035,271
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4, 2.782%, 8/15/2049	Aaa	500,000	533,134
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/2051	AAA[5]	1,000,000	1,170,503
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A2,8, 2.508%, 4/5/2042	WR7	1,000,000	1,011,144

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-5, Class A1[2,8], 2.50%, 5/25/2043	AAA[5]	$1,628,985	$1,667,867
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	Aaa	1,000,000	1,125,265
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	Aaa	1,500,000	1,649,810
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	Aaa	1,000,000	1,106,540
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $21,956,777)			22,378,189

MUTUAL FUNDS - 6.1%

iShares Broad USD Investment Grade Corporate Bond ETF		116,289	7,026,181
Vanguard Intermediate-Term Corporate Bond ETF		35,797	3,405,727
TOTAL MUTUAL FUNDS
(Identified Cost $10,160,393)			10,431,908

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 0.85%[9], (Identified Cost $2,381,567)		2,381,567	2,381,567
TOTAL INVESTMENTS - 99.0%
(Identified Cost $163,939,003)			168,866,232
OTHER ASSETS, LESS LIABILITIES - 1.0%			1,644,247
NET ASSETS - 100%			$170,510,479

ETF - Exchange-traded fund

LIBOR - London Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $50,446,959, or 29.6% of the Series’ net assets as of June 30, 2020 (See Note 2 to the financial statements).

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2020.

4Security is perpetual in nature and has no stated maturity date.

5Credit ratings from S&P (unaudited).

6Floating rate security. Rate shown is the rate in effect as of June 30, 2020.

7Credit rating has been withdrawn. As of June 30, 2020, there is no rating available (unaudited).

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2020.

9Rate shown is the current yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $163,939,003) (Note 2)	$168,866,232
Receivable from Advisor (Note 3)	45,624
Interest receivable	965,830
Receivable for fund shares sold	627,496
Dividends receivable	677
Prepaid and other expenses	47,810

TOTAL ASSETS	170,553,669

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	16,510
Accrued Chief Compliance Officer service fees (Note 3)	661
Audit fees payable	14,457
Accrued printing and postage fees payable	4,820
Accrued pricing fees	2,291
Accrued custodian fees	2,251
Other payables and accrued expenses	2,200

TOTAL LIABILITIES	43,190

TOTAL NET ASSETS	$170,510,479

NET ASSETS CONSIST OF:

Capital stock	$165,110
Additional paid-in-capital	164,892,265
Total distributable earnings (loss)	5,453,104

TOTAL NET ASSETS	$170,510,479

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($170,510,479/16,511,005 shares)	$10.33

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Statement of Operations

For the Period April 15, 20201 to June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$795,588
Dividends	67,477

Total Investment Income	863,065

EXPENSES:

Management fees (Note 3)	80,263
Fund accounting and administration fees (Note 3)	16,510
Directors’ fees (Note 3)	4,675
Chief Compliance Officer service fees (Note 3)	661
Offering and Organizational expenses	39,304
Audit fees	14,457
Custodian fees	3,144
Miscellaneous	12,190

Total Expenses	171,204
Less reduction of expenses (Note 3)	(139,099)

Net Expenses	32,105

NET INVESTMENT INCOME	830,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	148,940
Net change in unrealized appreciation (depreciation) on investments	4,927,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,076,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,907,129

1Commencement of operations.

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Statements of Changes in Net Assets

FOR THE PERIOD
4/15/20[1] TO 6/30/20
(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$830,960
Net realized gain (loss) on investments	148,940
Net change in unrealized appreciation (depreciation) on investments	4,927,229

Net increase from operations	5,907,129

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class W	(454,025)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	165,057,375

Net increase (decrease) in net assets	170,510,479

NET ASSETS:

Beginning of period	—

End of period	$170,510,479

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Financial Highlights - Class W

FOR THE PERIOD
4/15/20[1] TO 6/30/20
(UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.31

Total from investment operations	0.36
Less distributions to shareholders:	(0.31)
From net investment income	(0.03)

Net asset value - End of period	$10.33

Net assets - End of period (000’s omitted)	$170,510

Total return[3]	3.58%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%
Net investment income[4]	2.59%
Series portfolio turnover	12%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount[4]:
0.43%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Credit Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

12

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$17,969,711	$—	$17,969,711	$—
Consumer Discretionary	18,022,521	—	18,022,521	—
Consumer Staples	3,404,183	—	3,404,183	—
Energy	15,851,561	—	15,851,561	—
Financials	13,171,441	—	13,171,441	—
Health Care	4,915,017	—	4,915,017	—
Industrials	14,067,557	—	14,067,557	—
Real Estate	12,782,195	—	12,782,195	—
Utilities	2,340,121	—	2,340,121	—
Asset-backed securities	31,150,261	—	31,150,261	—
Commercial mortgage-backed
securities	22,378,189	—	22,378,189	—
Foreign government bonds	—	—	—	—
Mutual funds	10,431,908	10,431,908	—	—
Short-Term Investment	2,381,567	2,381,567	—	—
Total assets	$168,866,232	$12,813,475	$156,052,757	$—

There were no Level 3 securities held by the Series as of June 30, 2020.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of

13

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk (continued)

2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the Series as of April 15, 2020 on a modified retrospective basis. The cost basis of the securities on April 15, 2020 has been decreased by $0. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Organization and Offering Costs

Upon commencement of operations, organization costs associated with the establishment of the Series were expensed by the Series. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2020.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2020. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. There are no distribution and service fees on the Class W shares.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of waived Class W management fees (collectively, “excluded expenses”), to 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $80,263 in management fees for Class W shares for the period ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $58,836 for Class W shares for the period ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the period ended April 1, 2020 to June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31, 2023
Class W	$58,836

4.	Purchases and Sales of Securities

For the period ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $173,757,401 and $17,859,412, respectively. Purchases of U.S. Government securities, other than short-term securities, were $4,600,010. There were no sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class W of Credit Series were:

	FOR THE PERIOD 4/15/20
CLASS W	(COMMENCEMENT OF OPERATIONS)
	TO 6/30/20
	SHARES	AMOUNT
Sold	16,874,291	$168,732,540
Reinvested	42,569	437,183
Repurchased	(405,855)	(4,112,348)
Total	16,511,005	$165,057,375

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the period ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

18

Credit Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$163,941,321
Unrealized appreciation	5,139,028
Unrealized depreciation	(214,117)
Net unrealized appreciation	$4,924,911

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

19

Credit Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

20

Credit Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

21

Credit Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

22

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-6/20-SAR

Manning & Napier Fund, Inc.

High Yield Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 940.40	$4.34	0.90%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Class I
Actual	$1,000.00	$ 941.40	$3.14	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
Class W
Actual	$1,000.00	$ 943.50	$0.48	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.37	$0.50	0.10%
Class Z
Actual	$1,000.00	$ 942.00	$2.41	0.50%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.38	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total returns would have been lower had certain expenses not been waived or reimbursed during the period.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 97.3%

Non-Convertible Corporate Bonds - 97.3%
Communication Services - 3.6%
Interactive Media & Services - 1.0%
MDC Partners, Inc.[2], 6.50%, 5/1/2024	B3	$1,415,000	$1,315,950
Media - 1.2%
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	B3	1,935,000	1,664,100
Wireless Telecommunication Services - 1.4%
Sprint Corp., 7.125%, 6/15/2024	B1	1,680,000	1,896,955
Total Communication Services			4,877,005
Consumer Discretionary - 11.4%
Auto Components - 1.5%
Adient Global Holdings Ltd.[2], 4.875%, 8/15/2026	B3	750,000	614,850
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	B2	1,265,000	1,252,350
Techniplas LLC[3,4], 10.00%, 5/1/2020	WR5	870,000	193,575
			2,060,775
Automobiles - 2.8%
Ford Motor Co., 9.00%, 4/22/2025	Ba2	1,000,000	1,082,200
Ford Motor Co., 9.625%, 4/22/2030	Ba2	1,000,000	1,184,300
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	Ba2	1,500,000	1,428,270
			3,694,770
Diversified Consumer Services - 1.9%
Carriage Services, Inc.[2], 6.625%, 6/1/2026	B3	670,000	704,338
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	B2	1,985,000	1,885,750
			2,590,088
Household Durables - 4.0%
FXI Holdings, Inc.[2], 12.25%, 11/15/2026	B3	1,545,000	1,500,581
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	2,070,000	2,106,225
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,680,000	1,725,377
			5,332,183
Internet & Direct Marketing Retail - 1.2%
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	B2	1,670,000	1,576,062
Total Consumer Discretionary			15,253,878
Consumer Staples - 1.1%
Food & Staples Retailing - 1.1%
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	B3	1,440,000	1,533,600
Energy - 18.2%
Energy Equipment & Services - 1.1%
Oceaneering International, Inc., 6.00%, 2/1/2028	B1	2,065,000	1,445,500

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 17.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	Caa1	$1,905,000	$1,504,950
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	Caa1	1,965,000	1,552,350
Bruin E&P Partners LLC[6], 8.875%, 8/1/2023	C	4,253,000	85,060
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	Caa1	1,025,000	989,125
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	Ba2	1,250,000	1,217,078
Cheniere Energy Partners LP, 5.625%, 10/1/2026	BB7	2,045,000	2,034,775
CNX Midstream Partners LP - CNX Midstream Finance Corp.[2], 6.50%, 3/15/2026	B3	595,000	547,400
DCP Midstream Operating LP, 8.125%, 8/16/2030	Ba2	618,000	648,900
EQT Corp., 7.00%, 2/1/2030	Ba3	1,305,000	1,344,189
Euronav Luxembourg S.A. (Belgium)[2], 7.50%, 5/31/2022	WR5	800,000	812,000
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	B1	995,000	885,550
HollyFrontier Corp., 5.875%, 4/1/2026	Baa3	1,915,000	2,101,545
Indigo Natural Resources LLC[2], 6.875%, 2/15/2026	B3	690,000	641,700
Ithaca Energy North Sea plc (United Kingdom)[2], 9.375%, 7/15/2024	B3	1,000,000	802,500
Jonah Energy LLC - Jonah Energy Finance Corp.[8], 7.25%, 10/15/2025	C	2,215,000	271,338
Laredo Petroleum, Inc., 10.125%, 1/15/2028	B3	995,000	686,550
Lonestar Resources America, Inc.[9], 11.25%, 1/1/2023	Ca	2,370,000	225,150
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	Caa2	1,140,000	570,000
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	B2	1,250,000	1,037,500
Occidental Petroleum Corp., 8.875%, 7/15/2030	Ba2	1,310,000	1,308,362
PBF Holding Co. LLC - PBF Finance Corp.[2], 6.00%, 2/15/2028	B1	1,250,000	1,037,500
PDC Energy, Inc., 5.75%, 5/15/2026	Ba3	1,165,000	1,060,150
Whiting Petroleum Corp.[4,10], 5.75%, 3/15/2021	WR5	5,375,000	1,034,688
WPX Energy, Inc., 5.875%, 6/15/2028	B1	625,000	600,594
			22,998,954
Total Energy			24,444,454
Financials - 22.8%
Banks - 4.7%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Baa2	2,360,000	2,548,800
Lloyds Bank plc (United Kingdom)[2,11,12], (3 mo. LIBOR US + 11.760%), 12.00%	Baa3	2,165,000	2,497,977
Popular, Inc., 6.125%, 9/14/2023	B1	1,230,000	1,242,300
			6,289,077
Capital Markets - 6.7%
Advisor Group Holdings, Inc.[2], 10.75%, 8/1/2027	Caa2	1,179,000	1,155,420

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2	$2,610,000	$2,571,085
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[2], 5.00%, 8/1/2021	BBB[7]	970,000	970,436
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	Baa3	1,285,000	1,255,415
StoneX Group, Inc.[2], 8.625%, 6/15/2025	Ba3	2,840,000	2,966,039
			8,918,395
Consumer Finance - 4.4%
Navient Corp., 6.75%, 6/25/2025	Ba3	1,940,000	1,850,275
SLM Corp., 5.125%, 4/5/2022	Ba1	2,064,000	2,043,360
Springleaf Finance Corp., 7.125%, 3/15/2026	Ba3	1,975,000	2,044,105
			5,937,740
Diversified Financial Services - 1.6%
FS Energy & Power Fund[2], 7.50%, 8/15/2023	Ba3	1,095,000	933,488
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	B3	1,340,000	1,206,000
			2,139,488
Mortgage Real Estate Investment Trusts (REITS) - 3.5%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.25%, 10/1/2025	Ba2	1,950,000	1,681,290
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	1,135,000	1,115,138
Starwood Property Trust, Inc., 4.75%, 3/15/2025	Ba3	2,040,000	1,856,400
			4,652,828
Thrifts & Mortgage Finance - 1.9%
Radian Group, Inc., 4.875%, 3/15/2027	Ba1	2,775,000	2,608,500
Total Financials			30,546,028
Health Care - 1.0%
Pharmaceuticals - 1.0%
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	Ba2	1,200,000	1,268,256
Industrials - 19.1%
Aerospace & Defense - 1.6%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	Ba3	1,975,000	2,142,600
Air Freight & Logistics - 1.4%
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	Ba3	1,875,000	1,858,593
Airlines - 2.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B2, 8.00%, 8/15/2025	WR5	1,310,000	1,326,375

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc., 7.375%, 1/15/2026	Baa3	$1,675,000	$1,620,392
			2,946,767
Commercial Services & Supplies - 1.4%
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 6.25%, 1/15/2028	B3	2,050,000	1,932,125
Construction & Engineering - 4.1%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	Caa1	493,000	469,583
Picasso Finance Sub, Inc.[2], 6.125%, 6/15/2025	B3	1,835,000	1,876,288
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B3	3,395,000	3,233,738
			5,579,609
Machinery - 2.4%
Hillenbrand, Inc., 4.50%, 9/15/2026	Ba1	1,970,000	1,977,998
Meritor, Inc.[2], 6.25%, 6/1/2025	B1	1,250,000	1,262,500
			3,240,498
Marine - 3.1%
American Tanker, Inc. (Norway)[13], 7.75%, 7/2/2025	WR5	2,700,000	2,700,000
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR5	700,000	644,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay)[2], 10.75%, 7/1/2025	B3	745,000	769,212
			4,113,212
Trading Companies & Distributors - 2.9%
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	Ba3	2,848,000	2,563,798
WESCO Distribution, Inc.[2], 7.25%, 6/15/2028	B2	1,220,000	1,290,150
			3,853,948
Total Industrials			25,667,352
Information Technology - 4.6%
Communications Equipment - 1.0%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba1	1,305,000	1,349,631
IT Services - 1.3%
Science Applications International Corp.[2], 4.875%, 4/1/2028	B1	1,825,000	1,814,160
Semiconductors & Semiconductor Equipment - 2.3%
ams AG (Austria)[2], 7.00%, 7/31/2025	Ba3	3,100,000	3,069,000
Total Information Technology			6,232,791
Materials - 6.7%
Chemicals - 1.0%
PolyOne Corp.[2], 5.75%, 5/15/2025	Ba3	1,225,000	1,260,219

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 5.7%
Alcoa Nederland Holding B.V.[2], 6.125%, 5/15/2028	Ba1	$1,740,000	$1,782,421
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	B1	965,000	1,013,250
IAMGOLD Corp. (Burkina Faso)[2], 7.00%, 4/15/2025	B2	2,520,000	2,533,129
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	Ba3	1,489,000	1,343,822
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	Caa1	1,655,000	918,525
Northwest Acquisitions ULC - Dominion Finco, Inc.[4,14], 7.125%, 11/1/2022	WR5	6,535,000	66,984
			7,658,131
Total Materials			8,918,350
Real Estate - 5.4%
Equity Real Estate Investment Trusts (REITS) - 2.5%
HAT Holdings I LLC - HAT Holdings II LLC[2], 6.00%, 4/15/2025	BB7	1,860,000	1,948,350
Iron Mountain, Inc.[2], 5.625%, 7/15/2032	Ba3	1,385,000	1,382,092
			3,330,442
Real Estate Management & Development - 2.9%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	B3	1,987,000	1,877,715
Forestar Group, Inc.[2], 5.00%, 3/1/2028	B2	2,110,000	2,067,800
			3,945,515
Total Real Estate			7,275,957
Utilities - 3.4%
Electric Utilities - 1.3%
Talen Energy Supply LLC[2], 7.625%, 6/1/2028	Ba3	1,785,000	1,785,000
Independent Power and Renewable Electricity Producers - 2.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB7	1,445,000	1,481,125
Vistra Operations Co. LLC[2], 3.70%, 1/30/2027	Baa3	1,220,000	1,256,391
			2,737,516
Total Utilities			4,522,516
TOTAL CORPORATE BONDS
(Identified Cost $133,511,975)			130,540,187

ASSET-BACKED SECURITIES - 1.0%

Oxford Finance Funding LLC, Series 2020-1A, Class B15, 4.037%, 2/15/2028
(Identified Cost $1,300,000)	WR5	1,300,000	1,280,500

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	SHARES	VALUE (NOTE 2)
SHORT-TERM INVESTMENT - 4.6%
Dreyfus Government Cash Management, Institutional Shares, 0.85%[16], (Identified Cost $6,235,091)	6,235,091	$6,235,091
TOTAL INVESTMENTS - 102.9%
(Identified Cost $141,047,066)		138,055,778
LIABILITIES, LESS OTHER ASSETS - (2.9%)		(3,828,243)
NET ASSETS - 100%		$134,227,535

[1]	Credit ratings from Moody’s (unaudited).

[2]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $77,433,793, or 57.7% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[3]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 29, 2015 and October 29, 2015 at a cost of $1,580,000 ($100.00 per share) and cost of $201,552 ($89.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $193,575, or 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[4]	Issuer filed for bankruptcy and/or is in default of interest payments.
[5]	Credit rating has been withdrawn. As of June 30, 2020, there is no rating available (unaudited).
[6]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020, May 28, 2020 and June 17, 2020 at a cost of $1,203,281 ($94.38 per share), cost of $169,575 ($10.50 per share), cost of $21,788 ($1.25 per share) and cost of $4,000 ($2.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $85,060, or 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[7]	Credit ratings from S&P (unaudited).

[8]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, November 28, 2017, September 5, 2018 and March 26, 2020 at a cost of $1,651,350 ($101.00 per share), cost of $707,000 ($101.00 per share), cost of $213,895 ($77.78 per share) and cost of $50,850 ($4.50 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $271,338, or 0.2% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[9]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $1,104,500 ($94.00 per share), cost of $294,975 ($85.50 per share) and cost of $335,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $225,150, or 0.2% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[10]	Illiquid security - This security was acquired on January 8, 2020, February 5, 2020, June 2, 2020 and June 18, 2020 at a cost of $652,988 ($98.94 per share), cost of $307,718 ($93.25 per share), cost of $319,494 ($12.13 per share) and cost of $275,625 ($15.75 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,034,688, or 0.8% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[11]	Security is perpetual in nature and has no stated maturity date.

[12]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2020.

[13]	Illiquid security - This security was acquired on June 18, 2020 at a cost of $2,700,000 ($100.00 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,700,000, or 2.0% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[14]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 6, 2017, October 10, 2017, September 6, 2018, May 8, 2020, May 13, 2020 and May 15, 2020 at a cost of $1,626,900 ($102.00 per share), cost of $1,142,400 ($102.00 per share), cost of $491,616 ($102.42 per share), cost of $61,425 ($3.25 per share), cost of $3,000 ($1.00 per share) and cost of $29,500 ($1.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $66,984, or less than 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[15]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 28, 2020 at a cost of $1,300,000 ($100.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,280,500, or 1.0% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

[16]	Rate shown is the current yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments, at value (identified cost $141,047,066) (Note 2)	$138,055,778
Receivable from investment advisor (Note 3)	6,917
Receivable for securities sold	6,469,177
Interest receivable	2,257,106
Receivable for fund shares sold	44,308
Dividends receivable	557
Prepaid expenses	38,051

TOTAL ASSETS	146,871,894

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	25,213
Accrued sub-transfer agent fees (Note 3)	7,619
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,023
Accrued Chief Compliance Officer service fees (Note 3)	747
Payable for securities purchased	12,518,835
Payable for fund shares repurchased	43,836
Other payables and accrued expenses	46,086

TOTAL LIABILITIES	12,644,359

TOTAL NET ASSETS	$134,227,535

NET ASSETS CONSIST OF:

Capital stock	$147,594
Additional paid-in-capital	139,910,964
Total distributable earnings (loss)	(5,831,023)

TOTAL NET ASSETS	$134,227,535

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($8,994,016/964,061 shares)	$9.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($17,284,966/2,176,251 shares)	$7.94

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($106,383,049/11,422,103 shares)	$9.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($1,565,504/197,028 shares)	$7.95

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$3,593,913
Dividends	52,038

Total Investment Income	3,645,951

EXPENSES:

Management fees (Note 3)	200,338
Fund accounting and administration fees (Note 3)	33,878
Sub-transfer agent fees (Note 3)	17,776
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	14,281
Directors’ fees (Note 3)	5,903
Chief Compliance Officer service fees (Note 3)	1,525
Audit fees	29,750
Registration and filing fees	21,744
Custodian fees	2,876
Miscellaneous	37,443

Total Expenses	365,514
Less reduction of expenses (Note 3)	(217,002)

Net Expenses	148,512

NET INVESTMENT INCOME	3,497,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,790,002
Net change in unrealized appreciation (depreciation) on investments	(2,298,531)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(508,529)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,988,910

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,497,439	$6,096,894
Net realized gain (loss) on investments	1,790,002	673,081
Net change in unrealized appreciation (depreciation) on investments	(2,298,531)	6,238,038

Net increase (decrease) from operations	2,988,910	13,008,013

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(166,863)	(869,975)
Class I	(389,652)	(1,548,134)
Class W	(1,837,482)	(3,127,762)
Class Z	(35,246)	(599,127)

Total distributions to shareholders	(2,429,243)	(6,144,998)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	67,591,293	(56,147,752)

Net increase (decrease) in net assets	68,150,960	(49,284,737)

NET ASSETS:

Beginning of period	66,076,575	115,361,312

End of period	$134,227,535	$66,076,575

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10	$9.47	$10.09	$9.79	$9.21	$10.04

Income (loss) from investment operations:
Net investment income[1]	0.29	0.57	0.53	0.54	0.56	0.51
Net realized and unrealized gain (loss) on investments	(0.90)	0.73	(0.65)	0.28	0.66	(0.82)

Total from investment operations	(0.61)	1.30	(0.12)	0.82	1.22	(0.31)

Less distributions to shareholders:
From net investment income	(0.16)	(0.67)	(0.50)	(0.51)	(0.64)	(0.52)
From return of capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.16)	(0.67)	(0.50)	(0.52)	(0.64)	(0.52)

Net asset value - End of period	$9.33	$10.10	$9.47	$10.09	$9.79	$9.21

Net assets - End of period (000’s omitted)	$8,994	$13,113	$82,399	$94,533	$89,921	$108,202

Total return[2]	(5.96% )	13.97%	(1.31% )	8.49%	13.41%	(3.28% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%[3]	0.90%	0.90%	0.90%	0.94%	1.11%
Net investment income	6.12%[3]	5.90%	5.32%	5.31%	5.82%	5.04%
Series portfolio turnover	129%	143%	100%	106%	77%	109%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.16%[3]	0.12%	0.08%	0.07%	0.02%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.63	$8.20	$8.80	$8.61	$8.18	$8.97

Income (loss) from investment operations:
Net investment income[1]	0.26	0.53	0.49	0.49	0.52	0.47
Net realized and unrealized gain (loss) on investments	(0.77)	0.61	(0.57)	0.25	0.57	(0.72)

Total from investment operations	(0.51)	1.14	(0.08)	0.74	1.09	(0.25)

Less distributions to shareholders:
From net investment income	(0.18)	(0.71)	(0.52)	(0.54)	(0.66)	(0.54)
From return of capital	—	—	—	(0.01)	—	—

Total distributions to shareholders	(0.18)	(0.71)	(0.52)	(0.55)	(0.66)	(0.54)

Net asset value - End of period	$7.94	$8.63	$8.20	$8.80	$8.61	$8.18

Net assets - End of period (000’s omitted)	$17,285	$20,974	$32,962	$26,459	$22,658	$52,383

Total return[2]	(5.86% )	14.24%	(0.98% )	8.68%	13.60%	(2.93% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%[3]	0.65%	0.65%	0.65%	0.68%	0.87%
Net investment income	6.44%[3]	6.17%	5.63%	5.57%	6.04%	5.34%
Series portfolio turnover	129%	143%	100%	106%	77%	109%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.12%[3]	0.13%	0.08%	0.07%	0.02%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.08	$10.01

Income (loss) from investment operations:
Net investment income[2]	0.33	0.56
Net realized and unrealized gain (loss) on investments	(0.90)	0.27

Total from investment operations	(0.57)	0.83

Less distributions to shareholders:
From net investment income	(0.20)	(0.76)

Net asset value - End of period	$9.31	$10.08

Net assets - End of period (000’s omitted)	$106,383	$30,363

Total return[3]	(5.65% )	8.63%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%	0.10%
Net investment income[4]	7.27%	6.66%
Series portfolio turnover	129%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[4]:
	0.57%	0.59%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.64	$8.67

Income (loss) from investment operations:
Net investment income[2]	0.26	0.46
Net realized and unrealized gain (loss) on investments	(0.77)	0.23

Total from investment operations	(0.51)	0.69

Less distributions to shareholders:
From net investment income	(0.18)	(0.72)

Net asset value - End of period	$7.95	$8.64

Net assets - End of period (000’s omitted)	$1,566	$1,627

Total return[3]	(5.80% )	8.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.50%	0.50%
Net investment income[4]	6.62%	6.26%
Series portfolio turnover	129%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts[4]:
	0.17%	0.19%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as High Yield Bond Series Class I common stock and High Yield Bond Series Class Z common stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$4,877,005	$—	$4,877,005	$—
Consumer Discretionary	15,253,878	—	15,253,878	—
Consumer Staples	1,533,600	—	1,533,600	—
Energy	24,444,454	—	24,444,454	—
Financials	30,546,028	—	30,546,028	—
Health Care	1,268,256	—	1,268,256	—
Industrials	25,667,352	—	25,667,352	—
Information Technology	6,232,791	—	6,232,791	—
Materials	8,918,350	—	8,918,350	—
Real Estate	7,275,957	—	7,275,957	—
Utilities	4,522,516	—	4,522,516	—
Asset-backed securities	1,280,500	—	1,280,500	—
Short-Term Investment	6,235,091	6,235,091	—	—
Total assets	$138,055,778	$6,235,091	$131,820,687	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the Series as of January 1, 2020 on a modified retrospective basis. The cost basis of the securities on January 1, 2020 has been increased by $65. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2020.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not

21

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $138,376 in management fees for Class W for the six month period ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $8,995, $11,073, $57,296 and $1,252 for Class S, Class I, Class W, and Class Z, respectively, for the six month period ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six month period ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of June 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023
Class S	$18,519	$ 8,995
Class I	22,088	11,073
Class W	82,483	57,296
Class Z	14,052	1,252

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $191,670,058 and $121,085,185, respectively. There were no purchases or sales of U.S. Government securities.

During the six months ended June 30, 2020, a trade processing error was discovered for which it was determined the Advisor would reimburse the Series. The Advisor contributed $7,602 to the Series. The impact of the Advisor’s contribution is immaterial. As June 30, 2020, the amount is included in the realized gain (loss) on investments on the Statement of Operations.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

	FOR THE SIX MONTHS		FOR THE YEAR
CLASS S	ENDED 6/30/20		ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	879,928	$8,561,149	1,642,995	$16,381,730
Reinvested	14,956	136,326	70,733	706,281
Repurchased	(1,228,613)	(11,613,637)	(9,114,775)	(91,206,439)
Total	(333,729)	$(2,916,162)	(7,401,047)	$(74,118,428)

	FOR THE SIX MONTHS		FOR THE YEAR
CLASS I	ENDED 6/30/20		ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	793,805	$6,355,739	1,671,447	$14,404,572
Reinvested	48,744	379,022	180,138	1,544,925
Repurchased	(1,095,468)	(8,970,665)	(3,441,929)	(29,641,919)
Total	(252,919)	$(2,235,904)	(1,590,344)	$(13,692,422)

22

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,954,488	$77,448,710	7,954,385	$79,582,220
Reinvested	190,960	1,749,056	296,675	2,958,361
Repurchased	(735,549)	(6,522,697)	(5,238,856)	(52,565,362)
Total	8,409,899	$72,675,069	3,012,204	$29,975,219

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	4,064	$33,044	1,423,915	$12,339,574
Reinvested	4,534	35,246	13,020	111,657
Repurchased	—	—	(1,248,505)	(10,763,352)
Total	8,598	$68,290	188,430	$1,687,879

Approximately 79% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. At June 30, 2020, the Advisor and its affiliates owned less than 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the Series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2020.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. No such investments were held by the Series as of June 30, 2020.

23

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Ordinary income	$6,144,998

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$141,083,997
Unrealized appreciation	4,340,704
Unrealized depreciation	(7,368,923)
Net unrealized depreciation	$(3,028,219)

As of December 31, 2019, the Series had net long-term capital loss carryforwards of $5,655,822, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

24

High Yield Bond Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

25

High Yield Bond Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

26

High Yield Bond Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

27

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28

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29

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/20-SAR

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/20	ENDING ACCOUNT VALUE 6/30/20	EXPENSES PAID DURING PERIOD* 1/1/20-6/30/20	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,012.00	$3.69	0.74%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.19	$3.71	0.74%
Class I
Actual	$1,000.00	$1,012.70	$2.40	0.48%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%
Class W
Actual	$1,000.00	$1,015.10	$0.25	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.61	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2020

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 48.0%

Non-Convertible Corporate Bonds - 48.0%
Communication Services - 5.6%
Diversified Telecommunication Services - 3.0%
AT&T, Inc., 4.25%, 3/1/2027	Baa2	9,000,000	$10,252,275
Verizon Communications, Inc., 5.25%, 3/16/2037	Baa1	6,750,000	9,036,640
			19,288,915
Entertainment - 0.3%
The Walt Disney Co., 2.20%, 1/13/2028	A2	1,600,000	1,670,448
Interactive Media & Services - 0.3%
MDC Partners, Inc.[3], 6.50%, 5/1/2024	B3	1,860,000	1,729,800
Media - 1.9%
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	5,000,000	5,587,239
Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	3,725,000	4,333,739
Townsquare Media, Inc.[3], 6.50%, 4/1/2023	B3	2,530,000	2,175,800
			12,096,778
Wireless Telecommunication Services - 0.1%
Sprint Corp., 7.125%, 6/15/2024	B1	780,000	880,729
Total Communication Services			35,666,670
Consumer Discretionary - 5.2%
Auto Components - 0.3%
Adient Global Holdings Ltd.[3], 4.875%, 8/15/2026	B3	750,000	614,850
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	B2	1,605,000	1,588,950
			2,203,800
Automobiles - 1.0%
Ford Motor Co., 9.625%, 4/22/2030	Ba2	2,060,000	2,439,658
Ford Motor Credit Co. LLC, 4.389%, 1/8/2026	Ba2	1,375,000	1,309,248
Volkswagen Group of America Finance LLC (Germany)[3], 3.35%, 5/13/2025	A3	2,250,000	2,401,281
			6,150,187
Diversified Consumer Services - 0.5%
Carriage Services, Inc.[3], 6.625%, 6/1/2026	B3	825,000	867,281
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[3], 7.125%, 7/31/2026	B2	2,080,000	1,976,000
			2,843,281
Household Durables - 0.8%
FXI Holdings, Inc.[3], 12.25%, 11/15/2026	B3	1,420,000	1,379,175
Lennar Corp., 8.375%, 1/15/2021	Ba1	298,000	307,312
LGI Homes, Inc.[3], 6.875%, 7/15/2026	B1	1,820,000	1,851,850
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,722,000	1,768,511
			5,306,848

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 2.1%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	7,450,000	$8,175,774
Photo Holdings Merger Sub, Inc.[3], 8.50%, 10/1/2026	B2	5,450,000	5,143,438
			13,319,212
Specialty Retail - 0.5%
The TJX Companies, Inc., 3.50%, 4/15/2025	A2	2,750,000	3,061,167
Total Consumer Discretionary			32,884,495
Consumer Staples - 1.0%
Beverages - 0.5%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	Baa2	3,000,000	3,337,434
Food & Staples Retailing - 0.3%
KeHE Distributors LLC - KeHE Finance Corp.[3], 8.625%, 10/15/2026	B3	1,825,000	1,943,625
Food Products - 0.2%
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	938,000	938,000
Total Consumer Staples			6,219,059
Energy - 8.2%
Energy Equipment & Services - 0.3%
Oceaneering International, Inc., 6.00%, 2/1/2028	B1	2,430,000	1,701,000
Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	Caa1	2,200,000	1,738,000
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 1/15/2028	Caa1	1,965,000	1,552,350
Bruin E&P Partners LLC[4], 8.875%, 8/1/2023	C	4,940,000	98,800
Calumet Specialty Products Partners LP - Calumet Finance Corp.[3], 11.00%, 4/15/2025	Caa1	3,245,000	3,131,425
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	Ba2	1,595,000	1,552,992
Cheniere Energy Partners LP, 5.625%, 10/1/2026	BB5	2,405,000	2,392,975
CNX Midstream Partners LP - CNX Midstream Finance Corp.[3], 6.50%, 3/15/2026	B3	595,000	547,400
DCP Midstream Operating LP, 8.125%, 8/16/2030	Ba2	610,000	640,500
EQT Corp., 7.00%, 2/1/2030	Ba3	1,535,000	1,581,096
Euronav Luxembourg S.A. (Belgium)[3], 7.50%, 5/31/2022	WR6	1,800,000	1,827,000
HollyFrontier Corp., 5.875%, 4/1/2026	Baa3	250,000	274,353
Indigo Natural Resources LLC[3], 6.875%, 2/15/2026	B3	1,155,000	1,074,150
Ithaca Energy North Sea plc (United Kingdom)[3], 9.375%, 7/15/2024	B3	1,200,000	963,000
Jonah Energy LLC - Jonah Energy Finance Corp.[7], 7.25%, 10/15/2025	C	4,120,000	504,700
Laredo Petroleum, Inc., 10.125%, 1/15/2028	B3	520,000	358,800
Lonestar Resources America, Inc.[8], 11.25%, 1/1/2023	Ca	3,485,000	331,075
Moss Creek Resources Holdings, Inc.[3], 7.50%, 1/15/2026	Caa2	1,675,000	837,500

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	B2	1,595,000	$1,323,850
Occidental Petroleum Corp., 8.875%, 7/15/2030	Ba2	1,530,000	1,528,088
PBF Holding Co. LLC - PBF Finance Corp.[3], 6.00%, 2/15/2028	B1	1,640,000	1,361,200
PDC Energy, Inc., 5.75%, 5/15/2026	Ba3	1,510,000	1,374,100
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	Baa3	7,000,000	7,883,049
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/2027	Baa2	6,775,000	8,271,531
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028	Baa2	2,225,000	2,814,947
Whiting Petroleum Corp.[9,10], 5.75%, 3/15/2021	WR6	6,670,000	1,283,975
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	4,000,000	4,282,455
WPX Energy, Inc., 5.875%, 6/15/2028	B1	800,000	768,760
			50,298,071
Total Energy			51,999,071
Financials - 9.5%
Banks - 4.2%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	7,000,000	7,730,485
Bank of America Corp.[11], (3 mo. LIBOR US + 0.760%), 1.073%, 9/15/2026	Baa1	3,561,000	3,399,103
Citigroup, Inc., 4.45%, 9/29/2027	Baa2	3,700,000	4,224,169
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	Baa2	2,365,000	2,554,200
JPMorgan Chase & Co., 8.00%, 4/29/2027	A3	3,000,000	4,161,496
Lloyds Bank plc (United Kingdom)[3,12,13], (3 mo. LIBOR US + 11.760%), 12.00%	Baa3	2,585,000	2,982,573
Popular, Inc., 6.125%, 9/14/2023	B1	1,135,000	1,146,350
			26,198,376
Capital Markets - 1.6%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2	2,190,000	2,157,347
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB[5]	2,755,000	2,756,239
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	Baa3	1,065,000	1,040,480
StoneX Group, Inc.[3], 8.625%, 6/15/2025	Ba3	3,670,000	3,832,875
			9,786,941
Consumer Finance - 1.7%
Navient Corp., 6.75%, 6/25/2025	Ba3	1,410,000	1,344,788
SLM Corp., 5.125%, 4/5/2022	Ba1	5,336,000	5,282,640
Springleaf Finance Corp., 7.125%, 3/15/2026	Ba3	1,960,000	2,028,580
Visa, Inc., 2.70%, 4/15/2040	Aa3	1,215,000	1,300,089
Visa, Inc., 4.30%, 12/14/2045	Aa3	635,000	838,469
			10,794,566

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.4%
FS Energy & Power Fund[3], 7.50%, 8/15/2023	Ba3	1,435,000	$1,223,337
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[3], 10.50%, 6/1/2024	B3	1,751,000	1,575,900
			2,799,237
Mortgage Real Estate Investment Trusts (REITS) - 1.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.25%, 10/1/2025	Ba2	2,530,000	2,181,366
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	3,335,000	3,276,638
Starwood Property Trust, Inc., 4.75%, 3/15/2025	Ba3	2,400,000	2,184,000
			7,642,004
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc., 4.875%, 3/15/2027	Ba1	2,778,000	2,611,320
Total Financials			59,832,444
Health Care - 1.5%
Health Care Providers & Services - 1.3%
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 4.125%, 10/15/2020	Baa3	8,000,000	8,009,710
Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	Ba2	1,600,000	1,691,008
Total Health Care			9,700,718
Industrials - 8.1%
Aerospace & Defense - 0.3%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	Ba3	1,980,000	2,148,025
Air Freight & Logistics - 0.3%
Cargo Aircraft Management, Inc.[3], 4.75%, 2/1/2028	Ba3	1,745,000	1,729,731
Airlines - 1.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B3, 8.00%, 8/15/2025	WR6	1,530,000	1,549,125
Delta Air Lines, Inc., 7.375%, 1/15/2026	Baa3	2,505,000	2,423,332
Southwest Airlines Co., 5.25%, 5/4/2025	Baa1	3,000,000	3,166,947
			7,139,404
Commercial Services & Supplies - 0.4%
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 6.25%, 1/15/2028	B3	2,737,000	2,579,622
Construction & Engineering - 1.1%
HC2 Holdings, Inc.[3], 11.50%, 12/1/2021	Caa1	519,000	494,348
Picasso Finance Sub, Inc.[3], 6.125%, 6/15/2025	B3	2,395,000	2,448,888

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
Tutor Perini Corp.[3], 6.875%, 5/1/2025	B3	4,340,000	$4,133,850
			7,077,086
Machinery - 0.7%
Hillenbrand, Inc., 4.50%, 9/15/2026	Ba1	2,505,000	2,515,170
Meritor, Inc.[3], 6.25%, 6/1/2025	B1	1,595,000	1,610,950
			4,126,120
Marine - 1.1%
American Tanker, Inc. (Norway)[14], 7.75%, 7/2/2025	WR6	3,200,000	3,200,000
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR6	2,950,000	2,714,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay)[3], 10.75%, 7/1/2025	B3	865,000	893,112
			6,807,112
Trading Companies & Distributors - 3.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.625%, 10/30/2020	Baa3	4,974,000	4,995,637
Aviation Capital Group LLC[3], 6.75%, 4/6/2021	Baa2	3,750,000	3,759,785
Avolon Holdings Funding Ltd. (Ireland)[3], 3.25%, 2/15/2027	Baa3	9,000,000	7,269,534
Fortress Transportation & Infrastructure Investors LLC[3], 6.50%, 10/1/2025	Ba3	2,150,000	1,935,452
WESCO Distribution, Inc.[3], 7.25%, 6/15/2028	B2	1,625,000	1,718,438
			19,678,846
Total Industrials			51,285,946
Information Technology - 1.0%
Communications Equipment - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba1	1,535,000	1,587,497
IT Services - 0.2%
Science Applications International Corp.[3], 4.875%, 4/1/2028	B1	1,182,000	1,174,979
Semiconductors & Semiconductor Equipment - 0.6%
ams AG (Austria)[3], 7.00%, 7/31/2025	Ba3	3,650,000	3,613,500
Total Information Technology			6,375,976
Materials - 1.5%
Chemicals - 0.2%
PolyOne Corp.[3], 5.75%, 5/15/2025	Ba3	1,150,000	1,183,062
Metals & Mining - 1.3%
Alcoa Nederland Holding B.V.[3], 6.125%, 5/15/2028	Ba1	2,330,000	2,386,805
IAMGOLD Corp. (Burkina Faso)[3], 7.00%, 4/15/2025	B2	2,180,000	2,191,358
Infrabuild Australia Pty Ltd. (Australia)[3], 12.00%, 10/1/2024	Ba3	3,425,000	3,091,062
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	Caa1	995,000	552,225

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc.[10,15], 7.125%, 11/1/2022	WR6	5,870,000	$60,168
			8,281,618
Total Materials			9,464,680
Real Estate - 5.0%
Equity Real Estate Investment Trusts (REITS) - 4.4%
American Tower Corp., 3.80%, 8/15/2029	Baa3	8,250,000	9,337,143
Camden Property Trust, 2.80%, 5/15/2030	A3	3,225,000	3,488,864
Crown Castle International Corp., 3.10%, 11/15/2029	Baa3	5,000,000	5,359,943
Crown Castle International Corp., 3.30%, 7/1/2030	Baa3	1,850,000	2,034,726
HAT Holdings I LLC - HAT Holdings II LLC[3], 6.00%, 4/15/2025	BB5	1,880,000	1,969,300
Iron Mountain, Inc.[3], 5.625%, 7/15/2032	Ba3	1,645,000	1,641,546
SBA Tower Trust[3], 2.836%, 1/15/2025	A2	3,500,000	3,608,607
			27,440,129
Real Estate Management & Development - 0.6%
Five Point Operating Co. LP - Five Point Capital Corp.[3], 7.875%, 11/15/2025	B3	2,405,000	2,272,725
Forestar Group, Inc.[3], 5.00%, 3/1/2028	B2	1,815,000	1,778,700
			4,051,425
Total Real Estate			31,491,554
Utilities - 1.4%
Electric Utilities - 0.9%
Dominion Energy, Inc., 3.375%, 4/1/2030	Baa2	2,750,000	3,035,534
Talen Energy Supply LLC[3], 7.625%, 6/1/2028	Ba3	2,500,000	2,500,000
			5,535,534
Independent Power and Renewable Electricity Producers - 0.5%
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	BB5	1,310,000	1,342,750
Vistra Operations Co. LLC[3], 3.70%, 1/30/2027	Baa3	1,625,000	1,673,472
			3,016,222
Total Utilities			8,551,756
TOTAL CORPORATE BONDS
(Identified Cost $307,507,652)			303,472,369

ASSET-BACKED SECURITIES - 23.8%

CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA[5]	1,339,304	1,345,765
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.561%, 7/15/2030	WR6	2,909,859	2,884,013
CCG Receivables Trust, Series 2019-1, Class A2[3], 2.80%, 9/14/2026	AAA[5]	4,725,842	4,807,512

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[3], 1.99%, 5/15/2029	Aaa	610,847	$613,532
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[3], 2.54%, 1/25/2047	Aaa	5,464,202	5,674,392
Corevest American Finance Trust, Series 2019-1, Class A3, 3.324%, 3/15/2052	WR6	4,938,130	5,149,788
Corevest American Finance Trust, Series 2019-3, Class A3, 2.705%, 10/15/2052	WR6	3,222,757	3,306,042
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A3, 3.01%, 2/16/2027	Aaa	4,649,679	4,678,442
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A3, 3.47%, 5/17/2027	Aaa	8,035,803	8,134,888
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A3, 3.33%, 2/15/2028	Aaa	4,050,000	4,144,736
Dell Equipment Finance Trust, Series 2019-1, Class A2[3], 2.78%, 8/23/2021	Aaa	3,511,267	3,534,189
DLL LLC, Series 2019-DA1, Class A2[3], 2.79%, 11/22/2021	Aaa	1,558,261	1,563,149
DT Auto Owner Trust, Series 2018-3A, Class A3, 3.02%, 2/15/2022	AAA[5]	48,369	48,414
DT Auto Owner Trust, Series 2019-1A, Class A3, 3.08%, 9/15/2022	AAA[5]	710,362	712,215
DT Auto Owner Trust, Series 2019-2A, Class A3, 2.85%, 9/15/2022	AAA[5]	757,692	761,509
DT Auto Owner Trust, Series 2019-3A, Class A3, 2.55%, 8/15/2022	AAA[5]	902,941	907,589
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A3,16, 3.58%, 11/25/2038	AAA[5]	3,683,714	3,846,402
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[3], 3.14%, 2/20/2024	AAA[5]	2,741,303	2,769,960
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[3], 2.98%, 10/20/2024	AAA[5]	1,919,952	1,954,926
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	57,839	57,995
GLS Auto Receivables Trust, Series 2018-3A, Class A3, 3.35%, 8/15/2022	AA5	361,357	363,047
GLS Auto Receivables Trust, Series 2019-2A, Class A3, 3.06%, 4/17/2023	AA5	1,179,671	1,192,426
GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class A2[3], 2.97%, 6/15/2021	AAA[5]	1,276,386	1,282,483
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[3], 3.23%, 5/10/2032	Aaa	4,188,079	4,209,491
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[5]	9,518	9,525
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/2021	AAA[5]	1,062,981	1,068,728
Invitation Homes Trust, Series 2017-SFR2, Class A3,11, (1 mo. LIBOR US + 0.850%), 1.044%, 12/17/2036	Aaa	456,073	450,449
Invitation Homes Trust, Series 2017-SFR2, Class B3,11, (1 mo. LIBOR US + 1.150%), 1.344%, 12/17/2036	Aa1	400,000	398,249
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa	863,723	867,654

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX3, 2.73%, 10/25/2048	AAA[5]	2,100,000	$2,163,214
Marlette Funding Trust, Series 2019-2A, Class A3, 3.13%, 7/16/2029	WR6	1,831,330	1,847,248
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[3], 2.82%, 2/15/2068	AAA[5]	1,387,640	1,396,588
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A1[3], 2.39%, 5/15/2068	AAA[5]	5,534,293	5,557,369
Navient Student Loan Trust, Series 2014-1, Class A3[11], (1 mo. LIBOR US + 0.510%), 0.695%, 6/25/2031	A2	5,604,881	5,388,544
Navient Student Loan Trust, Series 2019-2A, Class A2[3,11], (1 mo. LIBOR US + 1.000%), 1.185%, 2/27/2068	Aaa	5,540,000	5,571,549
Navient Student Loan Trust, Series 2019-BA, Class A1[3,11], (1 mo. LIBOR US + 0.400%), 0.585%, 12/15/2059	AAA[5]	1,867,689	1,860,911
NYCTL Trust, Series 2018-A, Class A3, 3.22%, 11/10/2031	Aaa	722,723	727,362
Oxford Finance Funding LLC, Series 2019-1A, Class A2[3], 4.459%, 2/15/2027	WR6	7,235,000	7,425,521
Oxford Finance Funding LLC, Series 2020-1A, Class A2[3], 3.101%, 2/15/2028	WR6	6,300,000	6,395,793
Oxford Finance Funding LLC, Series 2020-1A, Class B17, 4.037%, 2/15/2028	WR6	400,000	394,000
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	Aaa	1,646,935	1,653,951
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	Aaa	8,604,502	8,878,098
Progress Residential Trust, Series 2019-SFR4, Class A3, 2.687%, 10/17/2036	Aaa	3,800,000	3,930,378
SCF Equipment Leasing LLC, Series 2019-1A, Class A1[3], 3.04%, 3/20/2023	Aaa	1,253,807	1,254,176
SLM Student Loan Trust, Series 2004-10, Class A6A3,11, (3 mo. LIBOR US + 0.550%), 1.541%, 4/27/2026	Aaa	224,297	224,311
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,11], (1 mo. LIBOR US + 0.350%), 0.535%, 2/16/2026	Aaa	789,618	788,800
SoFi Consumer Loan Program LLC, Series 2016-5, Class A3, 3.06%, 9/25/2028	WR6	129,995	130,270
SoFi Consumer Loan Program LLC, Series 2017-3, Class A3, 2.77%, 5/25/2026	AAA[5]	799,392	804,099
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	AAA[5]	326,291	329,417
SoFi Consumer Loan Program Trust, Series 2019-1, Class A3, 3.24%, 2/25/2028	AAA[5]	1,693,069	1,710,164
SoFi Consumer Loan Program Trust, Series 2019-2, Class A3, 3.01%, 4/25/2028	AAA[5]	1,708,108	1,730,520
SoFi Consumer Loan Program Trust, Series 2019-3, Class A3, 2.90%, 5/25/2028	AAA[5]	1,144,313	1,160,194
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B3, 2.36%, 12/27/2032	Aaa	261,287	263,727

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	Aaa	713,704	$729,532
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX3, 2.78%, 8/17/2048	AAA[5]	2,085,696	2,099,216
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX3, 2.64%, 8/25/2047	Aaa	904,024	906,271
Store Master Funding I-VII and XIV, Series 2019-1, Class A1[3], 2.82%, 11/20/2049	AAA[5]	2,469,983	2,473,113
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	WR6	237,541	238,140
Tesla Auto Lease Trust, Series 2019-A, Class A1[3], 2.005%, 12/18/2020..	Aaa	74,298	74,356
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,16], 2.50%, 10/25/2056	Aaa	1,037,504	1,055,244
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,16], 2.75%, 10/25/2056	Aaa	3,605,656	3,689,344
Towd Point Mortgage Trust, Series 2018-2, Class A1[3,16], 3.25%, 3/25/2058	Aaa	1,403,402	1,474,221
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,11], (1 mo. LIBOR US + 1.000%), 1.185%, 10/25/2048	Aaa	3,458,763	3,442,520
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	Aaa	2,290,320	2,300,220
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[3], 2.90%, 11/15/2021	Aaa	437,249	439,264
World Omni Auto Receivables Trust, Series 2019-B, Class A2, 2.63%, 6/15/2022	AAA[5]	1,941,619	1,954,545
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa	1,374,597	1,383,781
TOTAL ASSET-BACKED SECURITIES (Identified Cost $148,540,698)			150,583,481

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.9%

Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	AA5	31,708	31,734
CIM Trust, Series 2019-INV1, Class A1[3,16], 3.845%, 2/25/2049	Aaa	812,574	835,867
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,11, (1 mo. LIBOR US + 0.920%), 1.105%, 12/15/2036	Aaa	7,000,000	6,855,311
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,16], 2.13%, 2/25/2043	AAA[5]	417,036	427,353
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	1,909,222	1,980,532
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A3, 3.144%, 12/10/2036	Aaa	4,480,000	4,498,902
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[16], 1.353%, 8/25/2020	Aaa	2,599,245	532
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[16], 1.324%, 4/25/2021	Aaa	6,833,777	41,673
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[16], 1.635%, 10/25/2021	Aaa	4,201,753	64,596

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[16], 1.433%, 12/25/2021	Aaa	30,072,814	$401,496
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[16], 1.548%, 6/25/2022	Aaa	16,234,150	357,554
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[16], 0.289%, 4/25/2023	Aaa	54,469,382	242,721
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[16], 0.207%, 5/25/2023	Aaa	32,014,402	100,023
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	1,914,627	1,955,440
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	1,308,653	1,330,306
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	WR6	84,215,431	171,016
FREMF Mortgage Trust, Series 2014-K715, Class B3,16, 4.121%, 2/25/2046	Aa2	2,185,000	2,207,283
FREMF Mortgage Trust, Series 2014-K716, Class B3,16, 4.081%, 8/25/2047	A1	2,550,000	2,598,318
FREMF Mortgage Trust, Series 2015-K159, Class B16,18, 4.51%, 11/25/2033	WR6	3,500,000	3,236,818
FREMF Mortgage Trust, Series 2015-K42, Class B3,16, 3.982%, 12/25/2024	A3	1,900,000	2,025,797
FREMF Mortgage Trust, Series 2015-K43, Class B3,16, 3.861%, 2/25/2048	WR6	1,500,000	1,609,819
FREMF Mortgage Trust, Series 2018-K156, Class B3,16, 4.207%, 7/25/2036	WR6	4,000,000	3,652,444
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA[5]	333,763	333,418
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,16], 3.00%, 3/25/2043	WR6	305,147	313,298
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,16], 3.50%, 5/25/2043	AAA[5]	365,580	382,440
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,16], 3.00%, 6/25/2029	AAA[5]	554,797	569,310
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,16], 3.50%, 8/25/2047	Aaa	1,340,577	1,356,463
Metlife Securitization Trust, Series 2019-1A, Class A3,16, 3.75%, 4/25/2058	WR6	1,664,590	1,782,950
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,16], 3.75%, 11/25/2054	AA5	471,270	502,999
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,16], 3.75%, 8/25/2055	Aaa	751,638	806,013
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1[3,16], 4.25%, 12/25/2057	Aaa	3,853,482	4,115,596
PSMC Trust, Series 2019-3, Class A3[3,16], 3.50%, 11/25/2049	WR6	2,708,857	2,767,707
Sequoia Mortgage Trust, Series 2013-2, Class A16, 1.874%, 2/25/2043	AAA[5]	459,519	462,892
Sequoia Mortgage Trust, Series 2013-6, Class A2[16], 3.00%, 5/25/2043	Aaa	4,105,593	4,293,667
Sequoia Mortgage Trust, Series 2013-7, Class A2[16], 3.00%, 6/25/2043	AAA[5]	396,212	410,971

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT2/ SHARES		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, Series 2013-8, Class A1[16] , 3.00%, 6/25/2043	Aaa		540,462	$564,125
Sequoia Mortgage Trust, Series 2020-1, Class A4[3,16], 3.50%, 2/25/2050	WR6		2,763,788	2,820,391
Starwood Retail Property Trust, Series 2014-STAR, Class A3,11, (1 mo. LIBOR US + 1.470%), 1.655%, 11/15/2027	BBB[5]		1,777,115	1,357,588
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A3,16, 2.86%, 4/25/2041	WR6		3,666,239	3,695,448
Toorak Mortgage Corp., Series 2019-1, Class A1[3,19] , 4.458%, 3/25/2022	WR6		5,000,000	5,012,342
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,11, (1 mo. LIBOR US + 1.050%), 1.235%, 12/15/2033	AAA[5]		7,000,000	6,544,117
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa		312,073	312,765
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,16], 4.869%, 2/15/2044	Aaa		1,312,168	1,328,319
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,16], 3.50%, 1/20/2045	WR6		455,394	468,888
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,16], 3.50%, 3/20/2045	Aaa		98,589	98,755
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $72,237,295)				74,925,997

FOREIGN GOVERNMENT BONDS - 5.5%

Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,372,163
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1	CLP	1,800,000,000	2,195,413
Italy Buoni Poliennali Del Tesoro (Italy)[3], 2.45%, 9/1/2050	Baa3	EUR	11,500,000	13,565,473
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	Baa1	MXN	126,000,000	5,667,355
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026	Baa1		1,800,000	1,944,018
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	Baa3		9,000,000	9,112,143
Saudi Government International Bond (Saudi Arabia), 2.90%, 10/22/2025	A1		1,000,000	1,060,400
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $38,402,796)				34,916,965

MUTUAL FUND - 2.4%

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Identified Cost $15,617,704)			492,000	15,124,080

U.S. GOVERNMENT AGENCIES - 1.0%

Mortgage-Backed Securities - 1.0%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021			32,658	33,013
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021			441	444
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021			5,844	5,954

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021	20,611	20,834
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021	7,232	7,381
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022	36,123	36,538
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024	11,503	12,148
Fannie Mae, Pool #MA0115, UMBS, 4.50%, 7/1/2029	59,793	64,368
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	231,578	253,857
Fannie Mae, Pool #918516, UMBS, 5.50%, 6/1/2037	85,944	98,393
Fannie Mae, Pool #889624, UMBS, 5.50%, 5/1/2038	135,602	155,326
Fannie Mae, Pool #995876, UMBS, 6.00%, 11/1/2038	362,305	422,941
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039	136,163	156,385
Fannie Mae, Pool #AA7236, UMBS, 4.00%, 6/1/2039	746,763	819,227
Fannie Mae, Pool #AW5338, UMBS, 4.50%, 6/1/2044	723,755	794,358
Fannie Mae, Pool #AS3878, UMBS, 4.50%, 11/1/2044	756,809	836,323
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	326,307	352,978
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	9,820	10,035
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	6,955	7,139
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	6,689	6,947
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	10,347	10,700
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	5,457	5,679
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	150,751	164,415
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	425,961	464,714
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	370,258	406,004
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	362,882	416,369
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	150,423	172,486
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	158,658	180,968
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	60,271	70,383
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $5,712,031)		5,986,307

SHORT-TERM INVESTMENT - 7.3%

Dreyfus Government Cash Management, Institutional Shares, 0.85%[20], (Identified Cost $46,349,896)	46,349,896	46,349,896
TOTAL INVESTMENTS - 99.9% (Identified Cost $634,368,072)		631,359,095
OTHER ASSETS, LESS LIABILITIES - 0.1%		492,591
NET ASSETS - 100%		$631,851,686

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2020:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
92	AUD Currency	CME	September 2020	6,348,000	$12,736
85	CAD Currency	CME	September 2020	6,257,700	(24,739)
45	Euro FX Currency	CME	September 2020	6,330,094	17,742
80	GBP Currency	CME	September 2020	6,198,500	(90,230)
55	JPY Currency	CME	September 2020	6,373,813	34,843

TOTAL LONG POSITIONS					$(49,648)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2020:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED DEPRECIATION
100	U.S. Long Bond	CBOT	September 2020	17,856,250	$ (175,207)
500	Fed Fund 30 Day	CBOT	December 2020	199,930,000	(2,191,115)

TOTAL SHORT POSITIONS					$(2,366,322)

AUD - Australian Dollar

CAD - Canadian Dollar

CBOT - Chicago Board of Trade

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

No. - Number

UMBS - Uniform Mortgage-Backed Securities

[1]	Credit ratings from Moody’s (unaudited).
[2]	Amount is stated in USD unless otherwise noted.
[3]	Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $330,495,319, or 52.3% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[4]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020, May 28, 2020 and June 1, 2020 at a cost of $896,563 ($94.38 per share), $228,900 ($10.50 per share), $21,250 ($1.25 per share) and $13,250 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $98,800, or less than 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[5]	Credit ratings from S&P (unaudited).
[6]	Credit rating has been withdrawn. As of June 30, 2020, there is no rating available (unaudited).
[7]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 28, 2017, September 28, 2017, November 28, 2017 and March 06, 2020 at a cost of $696,900 ($101.00 per share), $800,000 ($100.00 per share), $611,050 ($101.00 per share) and $350,000 ($14.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $504,700, or 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[8]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and September 16, 2019 at a cost of $822,500 ($94.00 per share), $1,269,675 ($85.50 per share) and $1,715,000 ($85.75 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $331,075, or 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[9]	Illiquid security - This security was acquired on January 8, 2020, February 5, 2020, June 2, 2020 and June 18, 2020 at a cost of $1,978,750 ($98.94 per share), $1,864,960 ($93.25 per share), $117,613 ($12.13 per share) and $267,750 ($15.75 per share), respectively. This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,283,975, or 0.2% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2020

(unaudited)

[10]	Issuer filed for bankruptcy and/or is in default of interest payments.
[11]	Floating rate security. Rate shown is the rate in effect as of June 30, 2020.
[12]	Security is perpetual in nature and has no stated maturity date.
[13]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2020.
[14]	Illiquid security - This security was acquired on June 18, 2020 at a cost of $3,200,000 ($100.00 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,200,000, or 0.5% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[15]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on June 10, 2017, June 10, 2017, October 10, 2017 and September 12, 2019 at a cost of $860,978 ($98.96 per share), $622,200 ($102.00 per share), $1,060,800 ($102.00 per share) and $2,665,988 ($63.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $60,168, or less than 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[16]	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2020.
[17]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 28, 2020 at a cost of $400,000 ($100.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $394,000, or 0.1% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[18]	Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on March 20, 2020 at a cost of $1,995,000 ($57.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $3,236,818, or 0.5% of the Series’ net assets as of June 30, 2020 (see Note 2 to the financial statements).
[19]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2020.
[20]	Rate shown is the current yield as of June 30, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2020 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $634,368,072) (Note 2)	$631,359,095
Receivable from investment advisor (Note 3)	11,183
Foreign currency, at value (identified cost $1,591,787)	1,522,766
Receivable for securities sold	5,520,298
Interest receivable	4,952,432
Deposits at broker for futures contracts	1,854,405
Futures variation margin receivable	182,085
Receivable for fund shares sold	178,737
Dividends receivable	3,038
Prepaid and other expenses	38,680

TOTAL ASSETS	645,622,719

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	55,117
Accrued sub-transfer agent fees (Note 3)	10,950
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	3,996
Accrued Chief Compliance Officer service fees (Note 3)	747
Payable for securities purchased	13,280,963
Payable for fund shares repurchased	326,214
Futures variation margin payable	16,438
Other payables and accrued expenses	76,608

TOTAL LIABILITIES	13,771,033

TOTAL NET ASSETS	$631,851,686

NET ASSETS CONSIST OF:

Capital stock	$608,280
Additional paid-in-capital	639,911,356
Total distributable earnings (loss)	(8,667,950)

TOTAL NET ASSETS	$631,851,686

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($19,434,761/1,859,134 shares)	$10.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($16,118,034/1,742,020 shares)	$9.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($596,298,891/57,226,846 shares)	$10.42

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2020 (unaudited)

INVESTMENT INCOME:

Interest	$12,908,929
Dividends	130,125

Total Investment Income	13,039,054

EXPENSES:

Management fees (Note 3)	1,121,644
Fund accounting and administration fees (Note 3)	73,617
Directors’ fees (Note 3)	43,005
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	25,483
Accrued sub-transfer agent fees (Note 3)	21,981
Chief Compliance Officer service fees (Note 3)	1,525
Custodian fees	21,056
Miscellaneous	121,975

Total Expenses	1,430,286
Less reduction of expenses (Note 3)	(1,135,556)

Net Expenses	294,730

NET INVESTMENT INCOME	12,744,324

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	3,615,763
Futures contracts	(3,693,228)
Foreign currency and translation of other assets and liabilities	18,829

(58,636)

Net change in unrealized appreciation (depreciation) on-
Investments	(6,067,187)
Futures contracts	(4,499,482)
Foreign currency and translation of other assets and liabilities	(66,691)

(10,633,360)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(10,691,996)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,052,328

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE YEAR ENDED 12/31/19
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$12,744,324	$28,814,204
Net realized gain (loss) on investments and foreign currency	(58,636)	(1,543,329)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,633,360)	19,467,724

Net increase from operations	2,052,328	46,738,599

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(215,184)	(569,520)
Class I	(229,430)	(656,971)
Class W	(9,339,844)	(27,871,927)

Total distributions to shareholders	(9,784,458)	(29,098,418)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(262,226,748)	170,021,787

Net increase (decrease) in net assets	(269,958,878)	187,661,968

NET ASSETS:

Beginning of period	901,810,564	714,148,596

End of period	$631,851,686	$901,810,564

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.44	$10.18	$10.42	$10.33	$10.12	$10.53

Income (loss) from investment operations:
Net investment income[1]	0.14	0.28	0.26	0.22	0.22	0.27
Net realized and unrealized gain (loss) on investments	(0.02)	0.23	(0.24)	0.11	0.19	(0.36)

Total from investment operations	0.12	0.51	0.02	0.33	0.41	(0.09)

Less distributions to shareholders:
From net investment income	(0.11)	(0.25)	(0.25)	(0.23)	(0.20)	(0.26)
From net realized gain on investments	—	—	(0.01)	(0.01)	—	(0.05)
From return of capital	—	—	—	—	—	(0.01)

Total distributions to shareholders	(0.11)	(0.25)	(0.26)	(0.24)	(0.20)	(0.32)

Net asset value - End of period	$10.45	$10.44	$10.18	$10.42	$10.33	$10.12

Net assets - End of period (000’s omitted)	$19,435	$22,884	$685,649	$770,824	$845,043	$835,610

Total return[2]	1.20%	5.01%	0.20%	3.19%	4.08%	(0.88% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74% [3]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.78% [3]	2.80%	2.56%	2.08%	2.18%	2.58%
Series portfolio turnover	48%	75%	58%	62%	56%	81%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.01%	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	6/30/20 (UNAUDITED)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.26	$9.09	$9.34	$9.28	$9.12	$9.52

Income (loss) from investment operations:
Net investment income[1]	0.14	0.28	0.26	0.22	0.23	0.29
Net realized and unrealized gain (loss) on investments	(0.02)	0.20	(0.22)	0.11	0.16	(0.34)

Total from investment operations	0.12	0.48	0.04	0.33	0.39	(0.05)

Less distributions to shareholders:
From net investment income	(0.13)	(0.31)	(0.28)	(0.26)	(0.23)	(0.29)
From net realized gain on investments	—	—	(0.01)	(0.01)	—	(0.05)
From return of capital	—	—	—	—	—	(0.01)

Total distributions to shareholders	(0.13)	(0.31)	(0.29)	(0.27)	(0.23)	(0.35)

Net asset value - End of period	$9.25	$9.26	$9.09	$9.34	$9.28	$9.12

Net assets - End of period (000’s omitted)	$16,118	$19,039	$28,499	$66,543	$49,233	$37,749

Total return[2]	1.27%	5.37%	0.40%	3.52%	4.27%	(0.59% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.48%[3]	0.48%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.03%[3]	3.01%	2.75%	2.33%	2.50%	3.00%
Series portfolio turnover	48%	75%	58%	62%	56%	81%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	0.01%	0.01%	0.00%[4]	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE SIX MONTHS ENDED 6/30/20 (UNAUDITED)	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.41	$10.34

Income from investment operations:
Net investment income[2]	0.18	0.30
Net realized and unrealized gain (loss) on investments	(0.03)	0.12

Total from investment operations	0.15	0.42

Less distributions to shareholders:
From net investment income	(0.14)	(0.35)

Net asset value - End of period	$10.42	$10.41

Net assets - End of period (000’s omitted)	$596,299	$859,888

Total return[3]	1.51%	4.10%[4]
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.05%	0.05%
Net investment income[5]	3.44%	3.44%
Series portfolio turnover	48%	75%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:5:

0.32%	0.31%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 4.00%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2020, 8.9 billion shares have been designated in total among 31 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$5,986,307	$—	$5,986,307	$—
Corporate debt:
Communication Services	35,666,670	—	35,666,670	—
Consumer Discretionary	32,884,495	—	32,884,495	—
Consumer Staples	6,219,059	—	6,219,059	—
Energy	51,999,071	—	51,999,071	—
Financials	59,832,444	—	59,832,444	—
Health Care	9,700,718	—	9,700,718	—
Industrials	51,285,946	—	51,285,946	—
Information Technology	6,375,976	—	6,375,976	—
Materials	9,464,680	—	9,464,680	—
Real Estate	31,491,554	—	31,491,554	—
Utilities	8,551,756	—	8,551,756	—
Asset-backed securities	150,583,481	—	150,583,481	—
Commercial mortgage-backed securities	74,925,997	—	74,925,997	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$34,916,965	$—	$34,916,965	$—
Mutual fund	15,124,080	15,124,080	—	—
Short-Term Investment	46,349,896	46,349,896	—	—
Other financial instruments:*
Foreign currency exchange contracts	65,321	65,321	—	—
Total assets	631,424,416	61,539,297	569,885,119	—
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(114,969)	(114,969)	—	—
Interest rate contracts	(2,366,322)	(2,366,322)	—	—
Total liabilities	(2,481,291)	(2,481,291)	—	—
Total	$628,943,125	$59,058,006	$569,885,119	$—

There were no Level 3 securities held by the Series as of December 31, 2019 or June 30, 2020.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Other Market and Credit Risk

Certain debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, suggesting that LIBOR may cease to be published after that time. Regulators and financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles and a lack of global consensus, and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Series’ performance or net asset value. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

Accounting Standards Update No. 2017-18

Accounting Standards Update No. 2017-18, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” requires that the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices, be amortized to the earliest call date. The guidance was adopted by the Series as of January 1, 2020 on a modified retrospective basis. The cost basis of the securities on January 1, 2020 has been decreased by $46,470. This change had no impact on total distributable earnings (loss) or the net asset value for any Class of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2020.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

The following table presents the present value of derivatives held at June 30, 2020 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Foreign currency exchange contracts	Net unrealized appreciation[1]	$65,321
Derivative	Liabilities Location
Foreign currency exchange contracts	Net unrealized depreciation[1]	$(114,969)
Interest rate contracts	Net unrealized depreciation[1]	$(2,366,322)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Foreign currency exchange contracts	Net realized gain (loss) on investments[2]	$(452,997)
Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(1,535,195)
Interest rate contracts	Net realized gain (loss) on futures contracts	$(2,158,033)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
	Net change in unrealized appreciation
Foreign currency exchange contracts	(depreciation) on investments[3]	$(210,000)
	Net change in unrealized appreciation
Foreign currency exchange contracts	(depreciation) on futures contracts	$(568,985)
	Net change in unrealized appreciation
Interest rate contracts	(depreciation) on futures contracts	$(3,930,497)

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

2 Options purchased are included in net realized gain (loss) on investments.

3 Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

The average month-end balances for the six months ended June 30, 2020, the period in which such derivatives were outstanding, were as follows:

Futures Contracts:
Average number of contracts purchased	1,405
Average number of contracts sold	1,013
Average notional value of contracts purchased	$247,239,049
Average notional value of contracts sold	$280,866,067
Options:
Average number of option contracts purchased[1]	267
Average notional value of option contracts purchased[1]	$37,727,917

1 Average notional calculations are for a period less than one month.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities (continued)

an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2020.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2020.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2020, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2016 through December 31, 2019. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated February 13, 2020, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $1,065,063 in management fees for Class W for the six month period ended June 30, 2020. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $70,493 for Class W, respectively, for the six month period ended June 30, 2020. These amounts are included as a reduction of expenses on the Statement of Operations. For the six month period ended June 30, 2020, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of June 30, 2020, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2022	2023
Class W	$84,567	$70,493

4.	Purchases and Sales of Securities

For the six months ended June 30, 2020, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $293,674,461 and $310,751,212, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $34,799,763 and $235,309,412, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR
	ENDED 6/30/20		ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	356,353	$3,611,377	1,192,081	$12,463,772
Reinvested	18,844	194,006	50,716	526,853
Repurchased	(707,662)	(7,266,456)	(66,433,565)	(686,982,994)
Total	(332,465)	$(3,461,073)	(65,190,768)	$(673,992,369)

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR
	ENDED 6/30/20		ENDED 12/31/19
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	137,907	$1,271,599	977,242	$9,028,573
Reinvested	15,351	139,671	43,111	397,461
Repurchased	(467,997)	(4,186,307)	(2,099,868)	(19,392,391)
Total	(314,739)	$(2,775,037)	(1,079,515)	$(9,966,357)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/20		FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 12/31/19

	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,731,968	$17,793,129	90,241,283	$933,240,082
Reinvested	871,336	8,906,211	2,596,706	26,876,368
Repurchased	(28,015,377)	(282,689,978)	(10,199,070)	(106,135,937)
Total	(25,412,073)	$(255,990,638)	82,638,919	$853,980,513

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. At June 30, 2020, the Advisor and its affiliates owned less than 0.1% of the Series.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2020 unless extended or renewed. During the six months ended June 30, 2020, the series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. During the six months ended June 30, 2020, the Series invested in futures contracts (foreign currency exchange risk and interest rate risk), options purchased (equity risk and foreign currency exchange risk) and options written (equity risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2019 were as follows:

Ordinary income	$29,098,418

At June 30, 2020, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$634,456,915
Unrealized appreciation	20,604,357
Unrealized depreciation	(26,118,147)
Net unrealized depreciation	$(5,513,790)

As of December 31, 2019, the Series had net short-term capital loss carryforwards of $1,145,092 and net long-term capital loss carryforwards of $2,967,101, which may be carried forward indefinitely.

10.	Market Event

In March 2020, the World Health Organization declared COVID-19 (a novel coronavirus) to be a pandemic. The situation is dynamic. Global financial markets have experienced and may continue to experience significant volatility resulting from the spread of COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The global economy, the economies of certain nations and individual issuers have been and may continue to be adversely affected by COVID-19, particularly in light of the interconnectivity between economies and financial markets, all of which may negatively impact the Funds performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds service providers and disrupt the Funds operations. Management of the Fund will continue to monitor the impact of COVID-19.

Unconstrained Bond Series

Approval of Investment Advisory Agreement

(unaudited)

At the Manning & Napier Fund, Inc. (the “Fund”) Board of Directors’ (the “Board”) Special meeting, held on April 22, 2020 (the “April 22nd Board Meeting”), a new Investment Advisory Agreement (the “New Agreement”) between the Fund and Manning & Napier Advisors, LLC (the “Advisor”) was considered for approval by the Board, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board was asked to consider the New Agreement because of a transaction that impacted Manning & Napier, Inc. (“MN Inc.”), the ultimate parent company of the Advisor.

In March of this year, William Manning, who is the co-founder of MN Inc. and then Chairman of the MN Inc. Board of Directors, delivered to the company an exchange notice under the terms of the exchange agreement (the “Exchange Agreement”) that was entered into at the time that MN Inc. became a public company in 2011. Pursuant to the Exchange Agreement, Mr. Manning indicated that he would tender the entirety of his private interests in Manning & Napier Group, LLC (“MN Group”), the managing member of the Advisor, exchangeable for cash or shares of MN Inc. Class A common stock. On April 9, 2020, MN Inc. delivered to Mr. Manning a letter indicating that, as permitted under the Exchange Agreement, it would satisfy Mr. Manning’s exchange request by purchasing all of Mr. Manning’s private interests in MN Group (the “Transaction”). The Transaction settled on May 11, 2020, which resulted in the divestiture of Mr. Manning’s entire ownership in MN Group.

The Transaction was deemed to result in a change of control of the Advisor under the 1940 Act, and therefore resulted in the assignment and automatic termination of the investment advisory agreement pursuant to which the Advisor provided advisory services to the Series (the “Existing Agreement”). The Board was asked to consider the approval of the New Agreement, to become effective upon shareholder approval, so that the Advisor’s management of the Series would continue without any interruption.

Because the Existing Agreement terminated at the time of the closing of the Transaction on May 11, 2020, and prior to the time that shareholders had an opportunity to approve the New Agreement, at a meeting held on April 17, 2020, in reliance on Rule 15a-4 under the 1940 Act, the Board approved an “interim” investment management agreement (the “Interim Advisory Agreement”). This Interim Advisory Agreement permitted the Advisor to continue to provide investment advisory services to the Series for a period of 150 days after the Transaction closed, while the Series solicited shareholder votes to approve the New Agreement.

As discussed in greater detail below, at the April 22nd Board Meeting , the Board, including all of the Independent Directors, approved the New Agreement, and unanimously recommended the approval of the New Agreement to the Series’ shareholders.

In preparation for the April 22nd Board Meeting, the Directors requested that the Advisor furnish information necessary to evaluate the terms of the New Agreement. The Board also considered information that the Board previously reviewed in connection with its most recent approval of the Existing Agreement, which approval occurred at an in-person meeting held on November 21, 2019. Additionally, as part of that prior approval, the Directors conducted a working session on October 25, 2019 during which they reviewed and discussed extensive information provided by the Advisor that was requested on their behalf. The Directors used this information, as well as other information submitted to the Board in connection with the April 22nd Board Meeting and other meetings held since the most recent renewals of the Existing Agreement, to help them decide whether to approve the New Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Advisor regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction; (ii) the nature, extent and quality of the services to be provided by the Advisor under the New Agreement; (iii) the proposed advisory fee to be paid to the Advisor under the New Agreement; (iv) the Advisor’s compliance program; and (v) the Advisor’s investment management personnel.

At the April 22nd Board Meeting, the Directors, including all of the Independent Directors, based on their evaluation of the information provided by the Advisor and other service providers of the Series, approved the New Agreement. As part of their evaluation, the Independent Directors received advice from independent counsel and met in executive session outside the presence of Fund management. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the investment performance of the Series and the Advisor; and (iii) the fees to be paid to the Advisor under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Advisor that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Series by the Advisor that are discussed below; (ii) the Advisor did not anticipate any material changes to its compliance programs or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Series were not expected to change in connection with the Transaction.

Unconstrained Bond Series

Approval of Investment Advisory Agreement

(unaudited)

Nature, Extent and Quality of Services Provided by the Advisor

In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Series, including the quality of the continuing portfolio management personnel and the Advisor’s compliance history and compliance program. The Directors reviewed the terms of the proposed New Agreement, and noted that the New Agreement does not materially differ from the Existing Agreement. The Directors also reviewed the Advisor’s investment and risk management approaches for the Series. The most recent investment adviser registration form (Form ADV) for the Advisor also was available to the Board. The Directors also considered other services to be provided to the Series by the Advisor specifically, such as monitoring the Series’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to each Series by the Advisor under the New Agreement support approval of the New Agreement.

Investment Performance of the Advisor

In connection with its most recent approval of the continuation of the Existing Agreement and other meetings held during the course of the trailing 12-month period, the Board was provided with reports regarding each Series’ performance over various time periods. As part of these meetings, the Advisor and its representatives provided information regarding and, as applicable, led discussions of factors impacting the Advisor’s performance for the Series, outlining current market conditions and explaining their expectations and strategies for the future. The Directors determined that it was appropriate to take into account its consideration of the Advisor’s performance at meetings held prior to the April 22nd Board Meeting. The Board also reviewed detailed performance information for the Series through March 31, 2020. In doing so, the Directors determined that the Advisor’s performance was satisfactory, or, where the Advisor’s performance was materially below a Series’ benchmarks and or peer group, the Directors were satisfied by the reasons for the underperformance and/or the steps taken by the Advisor in an effort to improve performance. Based on this information and the Advisor’s representations that the portfolio managers for the Series were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Advisor had been able to achieve for each Series support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fees payable to the Advisor under the New Agreement are the same as the investment advisory fee payable to the Advisor under the Current Agreement. With respect to profitability and economies of scale, the Board considered the Advisor’s profitability and economies of scale from management of the Series when the Board most recently approved the continuation of the Current Agreement. Accordingly, the Directors did not make any conclusions regarding the Advisor’s profitability, or the extent to which economies of scale would be realized, in consideration of the Transaction, but will do so during future considerations of the New Agreement.

Conclusion

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s approval of the New Agreement at the April 22nd Board Meeting. The Board concluded, in the exercise of its reasonable judgment, that the terms of the New Agreement, including the compensation to be paid thereunder, is reasonable in relation to the services expected to be provided by the Advisor to the Series and that the appointment of the Advisor and the approval of the New Agreement would be in the best interest of the Series and their shareholders. Based on the Directors’ deliberations and their evaluation of the information described above and other factors and information they believed relevant, the Board, including all of the Independent Directors, unanimously approved (a) the appointment of the Advisor as investment adviser to the Series, and (b) the New Agreement.

The Board did not indicate that any single factor was determinative of its decision to approve the Agreement, but indicated that the Board based its determination on the total mix of information available to it.

The New Agreement became effective upon shareholder approval received at the June 30, 2020 Shareholder Meeting.

Unconstrained Bond Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management across open-end investment companies and reduce the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Board of Directors (the “Board”), including a majority of Directors who are not interested persons, of Manning & Napier Fund, Inc. and each of its series (each “a Fund” or collectively, the “Funds”) met on February 13, 2020 (the “Meeting”) to review the Liquidity Risk Management Program (the “Program”) of the Funds, in accordance with the requirements of the Liquidity Rule. The Board appointed the Liquidity Risk Management Committee (the “Committee”), in conjunction with the Fund’s investment advisor, Manning & Napier Advisors, LLC (“MNA”), to administer the Program and review it no less than annually.

At the Meeting, the Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including an evaluation of any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Review Period”).

The Report described the Committee’s review of and conclusions around each factor that the Fund must consider to assess, manage and review its Liquidity Risk. Additionally, the Report discussed the Committee’s management of the Program, including an evaluation of the Program’s methodology for classifying each portfolio investment into one of four liquidity buckets. As part of this evaluation the Committee re-affirmed that each Fund operated as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the Report highlighted the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s 15% limit on a Fund’s acquisition of Illiquid Investments.

There were no material changes to the Program during the Review Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.  Fund Holdings - Month-End

2.  Fund Holdings - Quarter-End

3.  Shareholder Report - Annual

4.  Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/20-SAR

ITEM 2:

CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:

AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4:

Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5:

Audit Committee of Listed registrants

Not applicable.

Item 6:

Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.
(b)	Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed- End Management Investment Companies

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10:

Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:

Controls and Procedures

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12:

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:

Exhibits

(a)(1) Not applicable for Semi-Annual Reports.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/26/2020

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: 8/26/2020